As filed with the Securities and Exchange Commission on December 22, 1998

                        Securities Act Registration No. 333-39133
                 Investment Company Act Registration No. 811-8461

          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                Pre-Effective Amendment No.                        [ ]

               Post-Effective Amendment No.   3                    [X]

                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

                       Amendment No.   5                           [X]

                GRAND PRIX FUNDS, INC.
  (Exact Name of Registrant as Specified in Charter)

   Wilton Executive Campus
   15 River Road, Suite 220
     Wilton, Connecticut                    06897
(Address of Principal Executive Offices)  (Zip Code)


  Registrant's Telephone Number, including Area Code:
                    (203) 761-9600

                    Robert Zuccaro
                Target Investors, Inc.
                Wilton Executive Campus
               15 River Road, Suite 220
              Wilton, Connecticut  06897
        (Name and Address of Agent for Service)

                      Copies to:

                     Carol A. Gehl
                 Godfrey & Kahn, S.C.
                780 North Water Street
              Milwaukee, Wisconsin  53202

     It is proposed that this filing will become effective (check appropriate box)
          [ ] immediately upon filing pursuant to paragraph (b)
          [ ] on (date) pursuant to paragraph (b)
          [X] 60 days after filing pursuant to paragraph (a)(1)
          [ ] on (date) pursuant to paragraph (a)(1)
          [ ] 75 days after filing pursuant to paragraph (a)(2)
          [ ] on (date) pursuant to paragraph (a)(2) of rule 485. If appropriate, check the following box:
          [ ]  this post-effective amendment
               designates a new effective date for a
               previously filed post-effective
               amendment.

PROSPECTUS
February ____, 1999


                        [Logo]
                Grand Prix Funds, Inc.


                    GRAND PRIX FUND

                Wilton Executive Campus
               15 River Road, Suite 220
              Wilton, Connecticut  06897
              Telephone:  1-800-432-4741
            Website:  www.grandprixfund.com


     The  investment objective of the Grand  Prix  Fund
(the  "Fund") is capital appreciation.  The Fund  seeks
to   achieve  its  investment  objective  by  investing
primarily  in  common stocks of companies that  exhibit
fast  earnings growth and are rising in price.   Target
Holdings   Corporation,  doing   business   as   Target
Investors, Inc. (the "Advisor"), believes that the use of this momentum strategy has the potential for higher returns than other investment strategies.


     This  Prospectus contains information  you  should
consider  before you invest in the Fund.   Please  read
this Prospectus carefully and keep it for future reference.

                 ____________________

     Neither  the  Securities and  Exchange  Commission
(the  "SEC")  nor any state securities  commission  has
approved  or disapproved of the securities  offered  by
this   Prospectus,  nor  has  the  SEC  or  any   state
securities commission passed upon the adequacy of  this
Prospectus.   Any representation to the contrary  is  a
criminal offense.

                   TABLE OF CONTENTS

SUMMARY                                                         3

FUND FEES AND EXPENSES                                          5

INVESTMENT OBJECTIVE                                            6

IMPLEMENTATION OF INVESTMENT OBJECTIVE                          6

FUND MANAGEMENT                                                 8

OPENING AN ACCOUNT                                              9

FINANCIAL HIGHLIGHTS                                           15

VALUATION OF FUND SHARES                                       16

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN                    16

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT        16

YEAR 2000 ISSUE                                                17

ADDITIONAL INFORMATION                                         18


    In  deciding  whether to invest in the  Fund,  you
should  rely only on information in this Prospectus  or
the  Statement of Additional Information  (the  "SAI").
The   Fund   has  not  authorized  others  to   provide
additional information. The Fund does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not lawfully be made.

                     SUMMARY


What is the goal of the Fund?


     The  Fund's  goal  is capital appreciation.   This
goal   is  sometimes  referred  to  as  the  investment
objective.  The Fund attempts to achieve this  goal  by
choosing investments that the Advisor believes have the
potential for growth.  The Fund will trade actively  to
try to increase returns.  The Advisor will not consider
dividend  or  interest  income  in  the  selection   of
investments.  See "Investment Objective."


What will the Fund invest in?


     The Fund invests primarily in common stocks of companies which the Advisor characterizes as "growth" companies. Although the Advisor selects common stocks without regard to a company's market capitalization, many of the Fund's investments may be in companies that have a small-to-medium market capitalization. The Fund may also invest a limited amount of assets in short-term money market securities. For more information, see "Implementation of Investment Objective."


Who will manage my investment?


     Target  Investors, Inc. (the "Advisor") serves  as
investment  advisor to the Fund.  As  of  December  31,
1998,  the Advisor managed approximately $____  million
for  individual  and institutional clients.   For  more
information, see "Fund Management."


Is the Fund an appropriate investment for me?


     The Fund is suitable for long-term investors only.
The  Fund  is not a short-term investment vehicle.   An
investment in the Fund may be appropriate if:


   your goal is capital appreciation;

   you want to allocate some portion of your long-term investments to aggressive equity investing;

   you have no immediate financial requirements for this investment;

   you are willing to accept a high degree of volatility; and

   you have the financial ability to undertake greater risk in exchange for the opportunity to realize greater financial gains in the future.


What are the main risks of investing in the Fund?


     The main risks of investing in the Fund are:


Stock Market Risk:         Equity mutual funds like the Fund are subject
                           to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value. Stocks are generally more volatile than bonds.


Stock Selection Risk:      The stocks selected by the Advisor may decline
                           in value or not increase in value when the stock market in general is rising.


     Liquidity Risk:       The Advisor may not be able to sell stocks at
                           an optimal time or price.


Non-diversification Risk:  The Fund may invest a relatively large amount of assets in a few companies which may increase volatility.

        Leveraging Risk:   The Fund may borrow money to purchase investments.
                           Leverage is a speculative technique that provides the opportunity for greater total return but also involves risks. If the Fund's return on its investment from a borrowing is lower than the interest rate on the borrowed funds, the Fund's return will be lower than if the Fund had not borrowed money.


      You should be aware that you may lose money by investing in the Fund.


      The performance information that follows gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Please remember that the Fund's past performance does not reflect how the Fund may perform in the future.


            1998 Calendar Year Total Return

                      [bar chart]


     50%
     40%
     30%
     20%
     10%
      0%


     *   The  Fund's  fiscal year end is October  31st.
The  Fund's  total return for January 1,  1998  through
September 30, 1998 was 42.50%.


           Best and Worst Quarterly Returns

               ____ %   (___ quarter, 1998)
               5.71 %   (3rd quarter, 1998)


             Average Annual Total Returns
                    as of 12/31/98

                        1 Year

                   Fund     ______ %
             S&P 500 Index  ______ %


          *  The S&P 500 Index is an unmanaged index
generally representative of the U.S. stock market.

                FUND FEES AND EXPENSES


     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:


Shareholder Fees (fees paid directly from your investment)(1)

Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage of offering price)        5.25%(2)
Maximum Deferred Sales Charge (Load) Imposed on
  Reinvested Dividends (as a percentage of offering
  price)                                                  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(3)

Management Fees                                           1.00%
Rule 12b-1 (Distribution) Fees(4)                         0.25%
Other Expenses(5)                                             %
Total Annual Fund Expenses(5)                                 %


____________

(1) A $20 fee will be charged for returned checks or electronic funds transfers. If you redeem shares by wire, you will be charged a $10 fee. For additional information, see "Your Account."

(2) Certain investors are exempt from paying some or all of this sales load. For more information, see "Your Account."

(3) Fund operating expenses are deducted from Fund assets before computing the daily share price or making distributions. As a result, they will not appear on your account statement, but instead reduce the amount of total return you receive.

(4) Because Rule 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and could cost long-term investors of the Fund more than other types of sales charges. For more information, see "Distribution and Shareholder Servicing Plan."

(5) The Advisor has agreed to limit the total operating expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.72% of the Fund's average net assets until October 31, 1999. After such date, the expense limitation may be terminated or revised at any time. "Other expenses" are presented before any waivers or reimbursements. If such waivers and reimbursements are included in the calculation of "other expenses" (i.e., if actual "other expenses" are shown), other expenses and total annual operating expenses of the Fund would be 0.47% and 1.72%, respectively.


                        Example


     The  following  Example is intended  to  help  you
compare the cost of investing in the Fund with the cost
of  investing  in  other  mutual  funds.   The  Example
assumes that you invest $10,000 in the Fund, minus the 5.25% maximum sales charge, for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you have a 5% return each year and that the Fund's total annual operating expenses remain the same each year.
Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:


                   1 year      $____
                   3 years     $____
                   5 years     $____
                   10 years    $____

                 INVESTMENT OBJECTIVE


     The   Fund's   investment  objective  is   capital
appreciation.  The Fund seeks to achieve its investment
objective  by investing primarily in common  stocks  of
companies  which the Advisor characterizes as  "growth"
companies.   Although the Fund may invest in  companies
of all sizes, many investments may be in companies with small-to-medium market capitalizations.


     The  Advisor  focuses on companies  which  exhibit
fast   earnings  growth  and  are  rising   in   price.
Companies   considered  by  the  Advisor  as   "growth"
companies  are  often  in the same  or  related  market
sectors.  Thus, the Fund may invest heavily in a single
sector.   One  sector,  however, like  technology,  may
include    various    industries,   like    networking,
telecommunications,   software,    semiconductors    or
voice-processing.  The Fund may be concentrated in  one
sector,   while   being   diversified   among   several
industries.    The  Fund  may  take  relatively   large
positions in a single issuer.  To the extent  the  Fund
is  concentrated,  it  will be susceptible  to  adverse
economic,  political, regulatory or market developments
affecting  a  single sector, industry or issuer.   This
may increase the volatility of investment performance.


     In   identifying  securities  for  the  Fund,  the
Advisor uses a computer-driven model. In the research process, the Advisor screens for certain fundamental and quantitative attributes that it believes a security should have for the Fund to invest in it, including:


         projected sales growth of 20% or more;

         projected earnings growth of 20% or more; and

         unexpected good earnings.


The  Advisor values securities by assigning  scores  to
them  based  on  such factors and ranks the  securities
accordingly.   Pursuant to that  ranking,  the  Advisor
constructs  a  list  of securities  for  the  Fund  and
purchases  the  highest  ranking  securities  for   its
portfolio.    The   Advisor  rescores   companies   and
rebalances the portfolio weekly for variations from expectations.


     The  Advisor will sell a stock when the price  has
deteriorated  significantly or other securities  are  a
better value.  As a means to increase returns, the Fund
expects  to trade actively and frequently.  The  annual
portfolio turnover rate could range from 300  to  600%,
but   generally  will  not  exceed  800%.   The  annual
portfolio turnover rate indicates changes in the Fund's securities holdings; generally if all the securities in the Fund at the beginning of an annual period are replaced by the end of the period, the turnover rate would be 100%. You may realize taxable capital gains as a result of such frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities. Tax and transaction costs lower the Fund's effective return for investors.


     Under  normal market conditions, the Fund  expects
to be fully invested with at least 95% of its assets in
equity  securities.   Pending  investment  or  to   pay
redemption  requests and Fund expenses,  the  Fund  may
hold a portion of its assets in short-term money market
securities  and  cash.   The Fund  may  also  invest  a
limited amount of assets in ADRs.


        IMPLEMENTATION OF INVESTMENT OBJECTIVE


     In implementing its investment objective, the Fund
may  invest  in the following securities  and  use  the
following   investment  techniques.   Some   of   these
securities and investment techniques involve special risks, which are described below and in the Fund's SAI.

Common Stocks and Other Equity Securities

     The  Fund  will invest in common stocks and  other
equity securities.  Other equity securities may include
depository  receipts and warrants and other  securities
convertible or exchangeable into common stock.   Common
stocks are units of ownership of a corporation.  Equity
mutual  funds like the Fund are subject to stock market
risks  and significant fluctuations in value.   If  the
stock market declines in value, the Fund is likely to decline in value. Increases or decreases in value of stocks are generally greater than for bonds or other debt instruments. In addition, the stocks selected by the Advisor may decline in value or not increase in value when the stock market in general is rising.

Small and Medium Market Capitalization Companies

     The  Fund may invest a substantial portion of  its
assets  in  small and medium capitalization  companies.
Small-cap  and medium-cap companies may  not  have  the
size, resources or other assets of large capitalization
companies  and  may not correspond to  the  changes  in
value  of  the stock market in general.  Small-cap  and
medium-cap  companies may be subject to greater  market
risks    and   fluctuation   in   value   than    large
capitalization companies.

Unseasoned Companies

     The  Fund may invest up to 10% of its total assets
in  securities  of  unseasoned  companies.   These  are
companies  that have been in operation less than  three
years.   The  securities  of such  companies  may  have
limited liquidity and the prices of such securities may be volatile.

Non-Diversification and Sector Concentration

     As a "non-diversified" fund, the Fund invests in a
more  limited  number of companies  than  other  mutual
funds.   The  Fund may invest  up to 50% of  its  total
assets in the securities of as few as two companies, up to 25% each, so long as the Fund does not control the two companies or so long as the two companies are engaged in different businesses. The Fund may also invest up to 50% of its total assets in the securities of as few as 10 companies, up to 5% each, provided that the Fund does not own more than 10% of any company's outstanding voting stock. Non-diversification involves an increased risk of loss to the Fund if the market value of a security declines.

     The  Fund  may invest more than 25% of  its  total
assets in securities of companies in one or more market
sectors, such as the technology or health care  sector.
A market sector may be made up of companies in a number
of   different   industries.   The   Fund   will   only
concentrate  its  investments in  a  particular  market
sector  if  the  Advisor believes  that  the  potential
investment   return  justifies  the   additional   risk
associated with concentration in that sector.

     The  Fund  may invest in fewer than 25  companies.
As a result, the volatility of investment performance may increase and the Fund could incur greater losses than mutual funds that invest in a greater number of companies.

Temporary Strategies

     Prior to investing the proceeds from sales of Fund
shares,  to  meet  ordinary daily cash  needs,  and  to
respond to adverse market, economic, political or other
conditions, the Advisor may hold cash and/or invest  up
to  35% of the Fund's total assets in short-term fixed-
income  securities issued by private  and  governmental
institutions.    Short-term  fixed  income   securities
include:


         Short-term U.S. government securities;

         Certificates of deposit;

         Bank time deposits;

         Bankers' acceptances;

         Commercial paper and commercial paper master notes;

         Repurchase agreements; and

         Other short-term fixed income securities.


If  these  temporary strategies are  used  for  adverse
market,  economic  or  political  conditions,   it   is
impossible to predict when or for how long the  Advisor
may  employ  these  strategies for the  Fund.   To  the
extent the Fund engages in this temporary strategy, the Fund may not achieve its investment objective.

ADRs

     The Fund may invest up to 20% of its net assets in
American Depositary Receipts ("ADRs") or other  foreign
instruments  denominated in  U.S.  dollars.   ADRs  are
receipts  typically  issued by a  U.S.  bank  or  trust
company  evidencing ownership of the underlying foreign
security  and denominated in U.S. dollars.  Investments
in  securities of foreign issuers involve  risks  which
are in addition to the usual risks inherent in domestic
investments.  Foreign economies may differ favorably or
unfavorably from the U.S. economy in various  respects,
and  many foreign securities are less liquid and  their
prices   are   more   volatile  than  comparable   U.S.
securities.  From time to time, foreign securities  may
be difficult to liquidate rapidly without adverse price
effects.    Certain  costs  attributable   to   foreign
investing, such as custody charges and brokerage costs,
are   higher   than  those  attributable  to   domestic
investing.   Although  the Fund's investments  will  be
denominated in U.S. currency, the underlying foreign securities will be denominated in foreign currency.
Accordingly, the value of the Fund's assets will increase or decrease in response to fluctuations in the value of those foreign currencies.


                    FUND MANAGEMENT




Management


     The  Fund  has entered into an Investment Advisory
Agreement with the Advisor under which the Advisor manages the Fund's investments and business affairs, subject to the supervision of the Fund's Board of Directors.


     Advisor

     The  Advisor,  15 River Road, Suite  220,  Wilton,
Connecticut  06897,  is a Florida corporation  and  has
been  serving  clients since 1983.  As of December  31,
1998,   the  Advisor  managed  approximately   $_______
million for individual and institutional clients.   The
Advisor is controlled by Robert Zuccaro who owns 80% of
the  Advisor.  Under the Investment Advisory Agreement,
the  Fund pays the Advisor an annual management fee  of
1.00%  of  the  Fund's average daily net  assets.   The
advisory  fee  is accrued daily and paid monthly.   For
the  fiscal  year ending October 31, 1999, the  Advisor
has agreed to waive its management fee and/or reimburse
the  Fund's operating expenses to the extent  necessary
to  ensure that the Fund's total operating expenses  do
not  exceed  1.72%  of  the Fund's  average  daily  net
assets.   After such date, the Advisor may  voluntarily
waive  all  or a portion of its management  fee  and/or
absorb    certain   Fund   expenses   without   further
notification of the commencement or termination of such waiver or absorption. Any waivers or absorptions will have the effect of temporarily lowering the Fund's overall expense ratio and increasing the Fund's overall return to investors. Under the Investment Advisory
Agreement, not only is the Advisor responsible for management of the Fund's assets, but also for portfolio transactions and brokerage.

     Portfolio Manager

     President of the Advisor, Robert Zuccaro  received
a  Bachelor's Degree from the University of  Bridgeport
in  1965 and a Master's in Business Administration from
Pace University in 1968.  Prior to founding the Advisor
in 1983, Mr. Zuccaro spent six years with Axe-Houghton,
where  he  was  President and Director of  Axe-Houghton
Stock Fund and Vice President and Director of portfolio
management  of  E.W.  Axe  &  Co.   Mr.  Zuccaro  is  a
Chartered Financial Analyst.

Custodian


     Fifth  Third  Bank, 38  Foundation Square Plaza,
Cincinnati, Ohio 45263, acts as custodian of the Fund's assets
(the "Custodian").


Transfer Agent


     Sunstone  Financial Group, Inc., 207 East  Buffalo
Street, Suite 315, Milwaukee, Wisconsin 53202-5712, serves as transfer agent for the Fund ("Sunstone").

Administrator

     Sunstone, 207 East  Buffalo Street,  Suite 400, Milwaukee,
Wisconsin 53202,  serves as the Fund's administrator.

Distributor

     AmeriPrime   Financial  Securities,   Inc.,   1793
Kingswood Drive, Suite 200, Southlake, Texas  76092,  a
registered  broker-dealer and member  of  the  National
Association  of Securities Dealers, Inc. (the  "NASD"),
acts   as   distributor  of  the  Fund's  shares   (the
"Distributor").  As compensation for its services,  the
Distributor  may  retain a portion of (i)  the  initial
sales charge from purchases of Fund shares and (ii) the
Rule  12b-1  fees.  The Distributor may pay  all  or  a
portion of its fee to registered dealers who sell  Fund
shares,   pursuant  to  a  written  dealer   agreement.
Distributor and Advisor, at their own expense, may also
periodically  sponsor  programs that  offer  additional
compensation  in  connection  with  the  sale  of  Fund
shares.   In some circumstances, this compensation  may
be   made  available  only  to  certain  dealers  whose
representatives have sold or are expected to sell significant amounts of Fund shares.




                  OPENING AN ACCOUNT

Purchasing Shares

     In  General.  Fund shares may be purchased through
any  dealer  which has entered into a  sales  agreement
with   the  Distributor,  or  through  the  Distributor
directly. Sunstone may also accept purchase applications.


     Fund  shares  are offered and sold on a  continual
basis   at  the  next  offering  price  (the  "Offering
Price"), which is the sum of the net asset value per share (next computed following receipt of a purchase request in good order by a dealer, the Distributor or Sunstone, as the case may be) and the sales charge as set forth below. See "Valuation of Fund Shares."
The sales charge imposed on purchases of Fund shares is as follows:

                         Total Sales Charge


                        As a           As a
 Your Investment     Percentage     Percentage
                    of Offering      of Your
                       Price        Investment

Less than $50,000      5.25%          5.54%
$50,000-$100,000       4.50%          4.71%
$100,001-$250,000      3.50%          3.63%
$250,001-$500,000      2.50%          2.56%
$500,001-$1,000,000    2.00%          2.04%
$1,000,001 or more     1.00%         1.01%

     Certain investors, as described below under "Sales
Charge Waivers," may purchase Fund shares without the imposition of a sales charge. In addition, no sales charge is imposed on the reinvestment of dividends and capital gains.

     In addition to the sales charge described above, Fund shares are also subject to Rule 12b-1 fees in an aggregate amount of 0.25% of the average daily net assets of the Fund. See "Distribution and Shareholder
Servicing Plan."

     Sales Charge Waivers. The following investors may purchase shares of the Fund at net asset value without the imposition of any sales charge:

       certain retirement plans, such as profit-sharing, pension, 401(k) and simplified employee pension plans (SEPs and SIMPLEs), subject to minimum requirements with respect to the amount of purchase (minimum of at least $100,000);

       beneficial owners of wrap accounts who are clients of registered broker/dealers having a selling or service agreement with the Distributor;

       persons who roll-over their individual retirement accounts ("IRAs"), subject to minimum requirements with respect to the amount of purchase (minimum of at least
       $20,000);

       registered investment advisors or certified financial planners who have entered into an agreement with the Distributor for clients participating in comprehensive fee programs;

       clients of fee only financial planners;

       owners of private accounts managed by the Advisor who completely liquidate their private accounts and purchase Fund shares within 90 days of the liquidation;

       any person who purchases shares of the Fund with redemption proceeds from a registered investment company other than the Fund, provided that the proceeds are invested in the Fund within 15 days of the redemption;

       directors, officers and full-time employees of the Fund, the Distributor, Sunstone and affiliates of such companies (including the Advisor) and spouses and family members of such persons;

       persons who have taken a distribution from a retirement plan invested in Fund shares, to the extent of the distribution, provided that the distribution is reinvested within 90 days of the payment date;

       government entities that are prohibited from paying mutual fund sales charges;

       registered broker/dealers who have entered into a selling or service agreement with the Distributor for their investment account only, and registered personnel and employees of such broker/dealers and the spouses and family members of such persons, in accordance with the internal policies and procedures of the broker/dealer;

       service providers of the Fund, including marketing firms, and their employees;

       trust companies investing $1 million or more for common trust or collective investment funds;


       registered investment companies; and
       persons who owned Fund shares prior to December 1, 1998.

Please  call  the  Fund  at  1-800-432-4741  for   more
information on purchases of Fund shares at net asset value.

     Sales  Charge Reductions.  If you are not eligible
for  a  sales charge waiver, you may be able to combine
multiple purchases of Fund shares to take advantage  of
the  breakpoints  in  the sales charge  schedule.   For
additional   information  on  the   Fund's   Right   of
Accumulation program, please see the SAI.

     Minimum Investment. Required minimum investments are as follows:


                                INITIAL     ADDITIONAL
     TYPE OF ACCOUNT            MINIMUM      MINIMIM
                              INVESTMENT    INVESTMENT

     Regular                    $5,000        $1,000
     Automatic Investment Plan  $5,000        $1,000
     Gift to Minors             $5,000        $1,000
     IRAs                       $5,000        $1,000

     The  Fund  reserves the right to reject any  order
for  the purchase of its shares or to limit or suspend,
without prior notice, the offering of its shares.   The
required minimum investments may be waived by the Fund at any time. The Fund will not accept your account if you are investing for another person as attorney-in-fact. The Fund also will not accept accounts with a "Power of Attorney" or "POA" in the registration section of the Purchase Application.

     Opening  an Account by Mail.  Please complete  the
Purchase   Application.    You   may   duplicate    any
application or you can obtain additional copies of  the
Purchase   Application  from  the   Fund   by   calling
1-800-432-4741.

     Your completed Purchase Application should be mailed directly to:

          Grand Prix Funds, Inc.
          P.O. Box 1177
          Milwaukee, WI  53201-1177

     To purchase shares by overnight or express mail, please use the following street address:

          Grand Prix Funds, Inc.
          c/o Sunstone Financial Group, Inc.
          207 East Buffalo Street, Suite 315
          Milwaukee, WI  53202-5712

     All applications must be accompanied by payment in the form of a check made payable to "Grand Prix Funds."
All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. Payment may be delayed for up to ten calendar days on redemption requests for recent purchases made by check in order to ensure that the check has cleared. If you contemplate redeeming your investment shortly after purchase, you should purchase the shares by wire as discussed below.

     Opening   an  Account  by  Wire.   You  may   make
purchases  by direct wire transfers.  To ensure  proper
credit  to  your  account,  please  call  the  Fund  at
1-800-432-4741  for  instructions  and  to  obtain   an
investor  account number prior to wiring funds.   Funds
should be wired through the Federal Reserve System as follows:

            UMB Bank
            A.B.A. Number:  101000695
            For credit to:  Grand Prix Funds
            Account Number:  987-096-4201
            For further credit to:
            (investor account number)
            (name or account registration)
            (Social Security or Taxpayer Identification Number)

     A  Purchase  Application must be received  by  the
Fund to establish privileges and to verify your account
information.   Payment of redemption  proceeds  may  be
delayed and taxes may be withheld unless the Fund receives a properly completed and executed purchase application. The Fund reserves the right to refuse a telephone transaction if it believes it advisable to do so. If you have any questions, please call the Fund at 1-800-432-4741.

     Adding to an Account by Mail.  When adding  to  an
account  by  mail, you should send your  check  to  the
Fund, together with a subsequent investment slip from a
recent   statement.    If  this  investment   slip   is
unavailable, you should send a signed note  giving  the
full  name of the account and the account number.   See
"Additional Purchase Information" for more information regarding purchases made by check or electronic funds transfer.

     Adding to an Account by Electronic Funds Transfer.
You  may  also make additional investments by telephone
or in writing through electronic funds transfers if you
have  previously selected this service.   By  selecting
this  service, you authorize the Fund to draw  on  your
preauthorized bank account as shown on the  records  of
the  Fund and receive the proceeds by electronic  funds
transfer.   Electronic  funds  transfers  may  be  made
commencing ten business days after receipt by  the Fund
of  your  request  to  adopt this service.   This  time
period allows the Fund to verify your bank information.
Investments  made by electronic funds transfer  in  any
one account must be in an amount of at least $1,000 and
will  be effective at the net asset value next computed
after  receipt  by the Fund of the proceeds  from  your
bank  account.   See "Additional Purchase  Information"
for more information.  Changes to bank information must
be made in writing and signed by all registered holders
of  the  account  with the signatures guaranteed  by  a
commercial bank or trust company in the United  States,
a  member  firm of the NASD or other eligible guarantor
institution.   A  Notary Public is  not  an  acceptable
guarantor.   To  select this service, please  call  the
Fund at 1-800-432-4741 for the necessary form and instructions.

     Adding  to  an  Account by Wire.   For  additional
investments made by wire transfer, you should  use  the
wiring  instructions  listed  previously.  Be  sure  to
include   your   account  number.   Wired   funds   are
considered received in good order on the day they reach
the  Fund's bank account by the Fund's cut-off time for
purchases  and all required information is provided  in
the  wire  instructions.   The wire  instructions  will
determine the terms of the purchase transaction.

     Automatic Investment Plan.  You may make purchases
of  shares of the Fund automatically on a regular basis
($1,000  minimum per transaction).  You must  meet  the
Fund's minimum initial investment of $5,000 before  the
Automatic  Investment Plan ("AIP") may be  established.
You  may adopt the AIP at the time an account is opened
by  completing the appropriate section of the  Purchase
Application.    You  may  obtain  an   application   to
establish the AIP after an account is opened by calling
the  Fund at 1-800-432-4741.  A signature guarantee  is
required.   For  additional  information  on  the  AIP,
please see the SAI.


     Individual Retirement Accounts.  You may invest in
the  Fund  by  establishing a tax-sheltered  individual
retirement  account  ("IRA").   The  Fund  offers   the
Traditional   IRA   and  Roth  IRA.    For   additional
information on IRA options, please see the SAI.


     Purchasing  Shares  through Other  Broker/Dealers.
If you choose to purchase Fund shares through a securities dealer that has not entered into a sales agreement with the Distributor, you may also pay a transaction fee, as determined by the dealer. That fee will be in addition to the sales charge payable by you upon purchase of such shares and may be avoided if shares are purchased through a dealer who has entered into a sales agreement with the

Distributor   or  through   Sunstone.  Once  shares are
purchased   through   a   broker/dealer,   all   future
transactions must be conducted through that broker/ dealer.


     Additional Purchase Information.  Payment  may  be
delayed  for  up  to ten calendar  days  on  redemption
requests for recent purchases made by check in order to
ensure  that the check has cleared.  This delay  allows
the  Fund to verify that proceeds used to purchase Fund
shares  will not be returned due to insufficient  funds
and is intended to protect the remaining investors from
loss.   The Fund will charge a $20 service fee  against
your account for any check or electronic funds transfer
that  is returned for any reason and your purchase will
be  canceled.   You  will also be responsible  for  any
losses suffered by the Fund as a result.


     You  are automatically provided with the privilege
to  initiate telephone inquiries and redemptions unless
you waive this option on your Purchase Application.  If
you  have  any  questions  as  to  how  to  waive  this
privilege, or how to add or delete a privilege after an
account  is  established,  please  call  the  Fund   at
1-800-432-4741.  Generally, after the account has  been
established,  a  request to authorize,  waive,  add  or
delete  a  privilege must be in writing and  signed  by
each  registered holder of the account with  signatures
guaranteed by a commercial bank or trust company in the
United  States, a member of the NASD or other  eligible
guarantor  institution.   A Notary  Public  is  not  an
acceptable guarantor. For a more detailed discussion of the rights, responsibilities and risks of telephone transactions, please refer to "Redeeming by Telephone."

     In order to relieve you of responsibility for the safekeeping and delivery of stock certificates, the Fund does not issue certificates.

Redeeming Shares

     In  General.  You may redeem shares of the Fund at
any  time.   The  price at which  the  shares  will  be
redeemed  is  the  net  asset  value  per  share   next
determined  after  proper redemption  instructions  are
received  by the Fund.  See "Valuation of Fund Shares."
There are no sales charges for the redemption of shares
except  that  a  fee of $10 is charged  for  each  wire
redemption.   Depending upon the redemption  price  you
receive, you may realize a capital gain or loss for federal income tax purposes.


     Redeeming  by  Mail.  To redeem  shares  by  mail,
simply  send  an unconditional written request  to  the
Fund  specifying the number of shares or dollar  amount
to be redeemed, the name(s) on the account registration
and the account number.  If the dollar amount requested
to  be  redeemed  is greater than the  current  account
value, the entire account balance will be redeemed.   A
request  for redemption must be signed exactly  as  the
shares   are  registered.   Each  signature   must   be
guaranteed by a commercial bank or trust company in the United States, a member firm of the NASD or other eligible guarantor institution if:


       the amount requested is greater than $10,000;

       the proceeds are to be sent to a person other than the shareholder(s) of record;

       the proceeds are to be sent to a location other than the address of record; or

       the redemption request is made within 30 days of an address change.

A   Notary  Public  is  not  an  acceptable  guarantor.
Additional  documentation  may  be  required  for   the
redemption of shares held in corporate, partnership  or
fiduciary   accounts.    See   "Additional   Redemption
Information"  for instructions on redeeming  shares  in
corporate   accounts.   Additional   documentation   is
required for the redemption of shares held by persons acting pursuant to a Power of Attorney.

     The Fund will mail payment for redemption proceeds within seven days after it receives proper instructions for redemption. However, the Fund may delay payment on redemptions of recent purchases made by check until the
Fund verifies that the check used to purchase Fund shares will not be returned due to insufficient funds.
This is intended to protect the remaining investors from loss.

     Redeeming  by Telephone.  Shares may be  redeemed,
in  an  amount up to $10,000, by calling  the  Fund  at
1-800-432-4741.  Proceeds redeemed by telephone will be
mailed  to  your  address, or wired or  transmitted  by
electronic  funds  transfer to your preauthorized  bank
account  as  shown  on  the records  of  the  Fund.   A
redemption request in excess of $10,000 must be made in
writing  and  signed by each registered holder  of  the
account with signatures guaranteed by a commercial bank
or trust company in the United States, a member firm of
the  NASD  or  other eligible guarantor institution.  A
Notary  Public  is  not an acceptable  guarantor.   For
telephone   redemption  requests  received  within   30
calendar days after an address change, proceeds may be retained for up to 30 days or until a written request with signatures guaranteed is received. A redemption request within that 30 day time period must be in writing and signed by each registered holder of the account with signatures guaranteed. A Notary Public is not an acceptable guarantor. Telephone redemptions must be in amounts of $1,000 or more.

     A   wire  payment  of  redemption  proceeds   will
normally  be made in federal funds on the next business
day.   There  is  currently a $10  fee  for  each  wire
redemption.   It will be deducted from your  redemption
proceeds.    Electronically  transferred   funds   will
ordinarily  arrive  at your bank within  two  to  three
banking   days  after  transmission.   To  change   the
designated  account, send a written  request  with  the
signature(s)  guaranteed to the Fund.  Once  the  funds
are   transmitted,  the  time  of   receipt   and   the
availability of the funds are not within the Fund's control. The Fund reserves the right to delay payment for a period of up to seven days after receipt of the redemption request.

     The  Fund reserves the right to refuse a telephone
redemption request if it believes it is advisable to do
so.   Procedures for redeeming shares of  the  Fund  by
telephone may be modified or terminated by the Fund  at
any  time.   In  an  effort to prevent unauthorized  or
fraudulent redemption requests by telephone,  the  Fund
has   implemented  procedures  designed  to  reasonably
assure that telephone instructions are genuine.   These
procedures include: requesting verification of  certain
personal information; recording telephone transactions;
confirming  transactions  in writing;  and  restricting
transmittal  of  redemption proceeds  to  preauthorized
designations.  Other procedures may be implemented from
time  to  time.   If  reasonable  procedures  are   not
implemented, the Fund may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, you are liable for any loss for unauthorized transactions.

     You  should  be  aware  that  during  periods   of
substantial  economic or  market change,  telephone  or
wire redemptions may be difficult to implement.  If you
are  unable to contact the Fund by telephone,  you  may
also  redeem  shares  by  delivering  or  mailing   the
redemption request to: Grand Prix Funds, Inc., P.O. Box
1177, Milwaukee, WI 53201-1177. If you wish to send the information via overnight delivery, you may send it to: Grand Prix Funds, Inc., c/o Sunstone Financial
Group,  Inc.,  207  East  Buffalo  Street,  Suite  315,
Milwaukee, WI 53202-5712. Redemption requests made via fax will not be accepted by the Fund.

     Redeeming  Shares  through  Other  Broker/Dealers.
Investors may be charged a fee if they redeem shares of the Fund through a broker or dealer that has not entered into a sales agreement with the Distributor.

     Additional  Redemption  Information.    The   Fund
reserves the right to suspend or postpone redemptions during any period when: trading on the New York Stock
Exchange (the "Exchange") is restricted, as determined by the SEC, or the Exchange is closed for other than customary weekend and holiday closing; the SEC has by order permitted such suspension; or an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     Due to the relatively high cost of maintaining small accounts, if your account balance falls below the $5,000 minimum as a result of a redemption, you may be given a 60-day notice to reestablish the minimum balance. If this requirement is not met, your account may be closed and the proceeds sent to you.

     For redemption requests for corporate accounts, please see the SAI for more information.

Redemption in Kind


     The  Fund has reserved the right to redeem in kind
(i.e., in securities) any redemption request during any 90-day period in excess of the lesser of: (i) $250,000 or (ii) 1% of the Fund's net asset value being redeemed. Please see the SAI for more information.

Shareholder Reports And Information

     The Fund will provide the following statements and reports:

     Confirmation   Statements.    Except    for    AIP
transactions, after each transaction that  affects  the
account  balance  or  account  registration,  you  will
receive a confirmation statement.  Participants in  the
AIP   will  receive  quarterly  confirmations  of   all
automatic transactions.

     Account Statements. All shareholders will receive quarterly account statements. If you need additional copies of previous statements, you may order statements for the current and preceding year at no charge. Call
1-800-432-4741 to order past statements.

     Financial Reports. Financial reports are provided to shareholders semi-annually. Annual reports will include audited financial statements. To reduce Fund expenses, one copy of each report will be mailed to each Taxpayer Identification Number even though the investor may have more than one account in the Fund.


                 FINANCIAL HIGHLIGHTS


     The financial highlights table is intended to help
you  understand  the Fund's financial results  for  the
period   from   January   1,  1998   (commencement   of
operations) to October 31, 1998. The total returns presented in the table represent the rate that an investor would have earned on an investment in the Fund for the stated period (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.


     Net  asset  value, beginning of  period          $ 10.00

     Income (loss) from investment operations:
       Net investment loss (1)
       Net realized and unrealized gains on
         investments
            Total from investment operations

     Less distributions:
       Dividends in excess of net investment
         income

     Net asset value, end of period                   $

     Total Return (2)                                         %

     Supplemental data and ratios:
       Net assets, end of period                      $
        Ratio of net operating expenses to
          average net assets (3)(4)                           %
        Ratio  of  net investment loss to
          average net assets (3)(4)                           %
       Portfolio turnover rate                                %

    ______________________

     (1)     Net  investment loss per share  represents
       net  investment  loss  divided  by  the  monthly
       average    shares    of   beneficial    interest
       outstanding.
     (2)    Not annualized.
     (3)    Annualized.
     (4)     Net of expense reimbursements and waivers.
       Without expense reimbursements and waivers, the ratio of operating expenses to average net assets would have been _______%, and the ratio of net investment loss to average net assets would have been (_______)%.


               VALUATION OF FUND SHARES


     Net asset value is calculated using the fair value of the Fund's total assets, including interest or dividends accrued, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. The net asset value per share is determined as of the close of trading (generally 4:00 p.m. Eastern
Time)  on  each day the Exchange is open for  business.
Net asset value is not determined on days the Exchange is closed for trading. The price at which a purchase order or redemption request is effected is based on the next calculation of net asset value after the order is placed.

      DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended
(the "12b-1 Plan"), which authorizes it to pay the Distributor a distribution and shareholder servicing fee of up to 0.25% of the Fund's average daily net assets. To the extent expenses are incurred under the 12b-1 Plan, the 12b-1 Plan has the effect of increasing the Fund's expenses from what they would otherwise be.
Because Rule 12b-1 fees are paid out of the Fund's net assets on an ongoing basis, over time these fees will increase the cost of your investment and could cost long-term investors of the Fund more than paying other types of sales charges. For additional information on the 12b-1 Plan, please see the SAI.


DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT

     For federal income tax purposes, all dividends and
distributions of net realized short-term capital  gains
you  receive  from  the Fund are  taxable  as  ordinary
income,  whether  reinvested in  additional  shares  or
received  in cash, unless you are exempt from  taxation
or  entitled to a tax deferral.  Distributions  of  net
realized  long-term capital gains you receive from  the
Fund,  whether  reinvested  in  additional  shares   or
received  in cash, are taxable as a capital gain.   The
capital gain holding period is determined by the length
of  time  the  Fund has held the security and  not  the
length  of time you have held shares in the Fund.   The
Fund expects that, because of its investment objective,
its  distributions will consist primarily of long-  and
short-term   capital  gains.   You  will  be   informed
annually  as to the amount and nature of all  dividends
and  capital  gains paid during the prior  year.   Such
capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

     The   Fund  intends  to  pay  dividends  from  net
investment  income annually and to distribute  all  net
realized capital gains at least annually.  In addition,
the Fund may make additional distributions if necessary
to  avoid imposition of a 4% excise tax or other tax on
undistributed income and gains.  Please note,  however,
that the objective of the Fund is capital appreciation,
not   the  production  of  distributions.   You  should
measure the success of your investment by the value of your investment at any given time and not by the distributions you receive.

     When  a  dividend or capital gain is  distributed,
the  Fund's net asset value decreases by the amount  of
the  payment.  If you purchase shares shortly before  a
distribution,  you will be subject to income  taxes  on
the   distribution,  even  though  the  value  of  your
investment  (plus  cash received, if any)  remains  the
same.   All  dividends and capital  gain  distributions
will  automatically  be reinvested in  additional  Fund
shares at the then prevailing net asset value.  If your
dividends  or  capital gain distributions  are  greater
than  $10, you may elect to receive them in cash.   The
election to receive dividends or reinvest them  may  be
changed  by  writing to the Fund at Grand  Prix  Funds,
Inc.,  P.O.  Box  1177, Milwaukee, WI 53201-1177.   The
election is effective for distributions with a dividend record date on or after the date on which the Fund receives notice of the election.

     If  you  do not furnish the Fund with your correct
social   security  number  or  taxpayer  identification
number, the Fund is required by current federal law to withhold federal income tax from your distributions
(including applicable Fund share reinvestments) and redemption proceeds at a rate of 31%.

     This   section  is  not  intended  to  be  a  full
discussion of federal income tax laws and the effect of
such  laws on you.  There may be other federal,  state,
or  local tax considerations applicable to a particular
investor.   You  are  urged to  consult  your  own  tax
advisor.



                    YEAR 2000 ISSUE

     The  Fund's  operations  depend  on  the  seamless
functioning  of  computer  systems  in  the   financial
service  industry,  including  those  of  the  Advisor,
Custodian  and  Sunstone.   Many  computer  systems  in
use   today   cannot   properly  process   date-related
information after December 31, 1999 because of the method by which dates are encoded and calculated. This failure, commonly referred to as the "Year 2000 Issue," could adversely affect the handling of security trades, pricing and account servicing for the Fund.


     The Advisor has made compliance with the Year 2000
Issue  a  high  priority and is taking  steps  that  it
believes  are reasonably designed to address  the  Year
2000  Issue with respect to its computer systems.   The
Advisor  has  also been informed that comparable  steps
are  being  taken  by  the Fund's other  major  service
providers.   The Advisor does not currently  anticipate
that the Year 2000 Issue will have a material impact on its ability to continue to fulfill its duties as investment advisor to the Fund.

                ADDITIONAL INFORMATION

DIRECTORS

     Robert Zuccaro
     Phillipp Villhauer
     Mary Jane Boyle
     Edward F. Ronan, Jr.
     Dennis K. Waldman

OFFICERS

     Robert Zuccaro, President
     Phillipp Villhauer, Vice-President and Secretary
     Mary Jane Boyle, Vice-President and Treasurer
     Andrea Romstad, Vice-President

INVESTMENT ADVISOR

     Target Holdings Corporation, d.b.a. Target Investors, Inc.
     15 River Road, Suite 220
     Wilton, Connecticut  06897

CUSTODIAN

     Fifth Third Bank
     38 Fountain Square Plaza
     Cincinnati, Ohio  45263

ADMINISTRATOR

     Sunstone Financial Group, Inc.
     207 East Buffalo Street, Suite 400
     Milwaukee, Wisconsin 53202

TRANSFER AGENT

     Sunstone Financial Group, Inc.

     For  overnight  deliveries, use:      For  regular mail deliveries, use:
     Grand Prix Funds, Inc.                Grand Prix Funds, Inc.
     c/o Sunstone Financial Group, Inc.    P.O. Box 1177
     207  East Buffalo Street, Suite 315   Milwaukee,  WI 53201-1177
     Milwaukee, Wisconsin 53202-5712

INDEPENDENT AUDITORS

     Ernst & Young LLP
     111 East Kilbourn Avenue
     Milwaukee, Wisconsin  53202

DISTRIBUTOR

     AmeriPrime Financial Securities, Inc.
     1793 Kingswood Drive, Suite 200
     Southlake, Texas  76092

LEGAL COUNSEL

     Godfrey & Kahn, S.C.
     780 N. Water Street
     Milwaukee, Wisconsin  53202


     The  SAI contains additional information about the
Fund.    Additional   information  about   the   Fund's
investments is contained in the Fund's annual and semi-
annual  reports  to  shareholders.  The  Fund's  annual
report  provides a discussion of the market  conditions
and  investment strategies that significantly  affected
the  Fund's  performance during its last  fiscal  year.
The Fund's SAI, which is incorporated by reference into
this Prospectus, annual reports and semi-annual reports
are  available  without  charge  upon  request  to  the
address  or  toll-free telephone number  noted  on  the
cover page of this Prospectus.  The Fund's SAI is  also
available  on  the Website noted on the cover  page  of
this  Prospectus.  These documents may also be obtained
from  certain  financial intermediaries, including  the
Distributor,   who  purchase  and  sell  Fund   shares.
General inquiries regarding the Fund can be directed to the Fund at the address and toll-free telephone number on the cover page of this Prospectus.


     Information about the Fund (including the SAI) can
be  reviewed  and copied at the SEC's Public  Reference
Room in Washington, D.C.  Please call the SEC at 1-800-
SEC-0330  for information relating to the operation  of
the   Public   Reference  Room.   Reports   and   other
information about the Fund are available on  the  SEC's
Internet   Website   located   at   http://www.sec.gov.
Alternatively,  copies  of  this  information  may   be
obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington,
D.C. 20549-6009.


     The Fund's 1940 Act File Number is 811-8461.

          STATEMENT OF ADDITIONAL INFORMATION


                GRAND PRIX FUNDS, INC.

                    GRAND PRIX FUND

                Wilton Executive Campus
               15 River Road, Suite 220
              Wilton, Connecticut  06897
              Telephone:  1-800-432-4741
            Website:  www.grandprixfund.com


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Grand Prix Fund ("Fund"), dated
February  ____,  1999.  The Fund is a series  of  Grand
Prix Funds, Inc. (the "Corporation")


     A copy of the Prospectus is available without charge upon request to the above-noted address, toll-free telephone number or website.


This Statement of Additional Information is dated
             February   ____, 1999.

TABLE OF CONTENTS


FUND ORGANIZATION                                               3

INVESTMENT RESTRICTIONS                                         3

IMPLEMENTATION OF INVESTMENT OBJECTIVE                          4

DIRECTORS AND OFFICERS                                          7

PRINCIPAL SHAREHOLDERS                                          8

INVESTMENT ADVISOR                                              9

FUND TRANSACTIONS AND BROKERAGE                                 9

CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT        10

ADMINISTRATOR                                                  10

DISTRIBUTOR                                                    11

PLAN OF DISTRIBUTION                                           12

PURCHASE, REDEMPTION AND PRICING OF SHARES                     13

REDEMPTION IN KIND                                             15

TAXATION OF THE FUND                                           15

PERFORMANCE INFORMATION                                        16

INDEPENDENT AUDITORS                                           17

FINANCIAL STATEMENTS                                           17


     In  deciding  whether to invest in the  Fund,  you
should  rely  on  information  in  this  Statement   of
Additional  Information ("SAI") and related Prospectus.
The   Fund   has  not  authorized  others  to   provide
additional information. The Fund has not authorized the use of this SAI in any state or jurisdiction in which such offering may not lawfully be made.

FUND ORGANIZATION


     The  Corporation  is an open-end, non-diversified,
management investment company, commonly referred to  as
a mutual fund.  The Fund is a series of common stock of
the Corporation, a Maryland corporation incorporated on
October  30,  1997.  The Corporation is  authorized  to
issue  shares  of common stock in series  and  classes.
Each share of common stock is entitled to one vote, and
each  share  is  entitled  to  participate  equally  in
dividends   and   capital  gains   distributions.    No
certificates  will be issued for shares  held  in  your
account.   You  will,  however, have  full  shareholder
rights.   Generally,  the Fund  will  not  hold  annual
shareholders'   meetings   unless   required   by   the
Investment  Company Act of 1940, as amended (the  "1940
Act") or Maryland law.


INVESTMENT RESTRICTIONS


     The   Fund's   investment  objective  is   capital
appreciation.  The following are the Fund's fundamental
investment restrictions which cannot be changed without
the  approval  of a majority of the Fund's  outstanding
voting   securities.   A  "majority   of   the   Fund's
outstanding voting securities" means the lesser of  (i)
67%   of  the  shares  of  common  stock  of  the  Fund
represented at a meeting at which more than 50% of  the
outstanding shares are present, or (ii) more  than  50%
of the outstanding shares of common stock of the Fund.

The Fund:

1.   May   not  issue  senior  securities,  except   as
     permitted under the 1940 Act;


2. May not act as an underwriter of another company's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the
     "1933 Act"), in connection with the purchase and sale of portfolio securities;

3. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities);

4.   May  not make loans if, as a result, more than  33
     1/3% of the Fund's total assets would be lent to other persons, except through purchases of debt securities or other debt instruments or engaging in repurchase agreements;

5. May not invest more than 25% of its total assets in securities of companies in any one industry;

6. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities);

7.   May  (i)  borrow money from banks, and  (ii)  make
     other  investments or engage in other transactions
     permissible under the 1940 Act, which may  involve
     a  borrowing, provided that the combination of (i)
     and (ii) shall not exceed 33 1/3% of the value  of
     the  Fund's  total  assets (including  the  amount
     borrowed), less the Fund's liabilities (other than
     borrowings).  The Fund may also borrow money  from
     other   persons   to  the  extent   permitted   by
     applicable law;

8.   Notwithstanding  any other fundamental  investment
     policy  or  restriction, may  invest  all  of  its
     assets  in  the  securities of a  single  open-end
     management  investment company with  substantially
     the   same   fundamental   investment   objective,
     policies, and restrictions.

     The following non-fundamental operating policies may be changed by the Board of Directors without shareholder approval.

The Fund may not:

1.   Sell securities short, unless the Fund owns or has
     the  right to obtain securities equivalent in kind
     and amount to the securities sold short, or unless
     it  covers  such  short sale as  required  by  the
     current rules and positions of the Securities  and
     Exchange  Commission ("SEC")  or  its  staff,  and
     provided  that  transactions in  options,  futures
     contracts, options on futures contracts, or  other
     derivative   instruments   are   not   deemed   to
     constitute selling securities short.

2.   Purchase  securities on margin,  except  that  the
     Fund  may  obtain such short-term credits  as  are
     necessary  for the clearance of transactions;  and
     provided  that margin deposits in connection  with
     futures  contracts, options on futures  contracts,
     or   other   derivative  instruments   shall   not
     constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 5% of its net assets would be invested in illiquid securities.

4. Purchase securities of other investment companies except in compliance with the 1940 Act.

5.   Engage   in   futures   or  options   on   futures
     transactions which are impermissible  pursuant  to
     Rule  4.5 under the Commodity Exchange Act ("CEA")
     and, in accordance with Rule 4.5, will use futures
     or options on futures transactions solely for bona
     fide  hedging transactions (within the meaning  of
     the  CEA); provided, however,  that the Fund  may,
     in addition to bona fide hedging transactions, use
     futures and options on futures transactions if the
     aggregate initial margin and premiums required  to
     establish such positions, less the amount by which
     any  such  options  positions  are  in  the  money
     (within the meaning of the CEA), do not exceed  5%
     of the Fund's net assets.

6.   Make  any  loans  other than  loans  of  portfolio
     securities,  except  through  purchases  of   debt
     securities or other debt instruments or engaging in repurchase agreements with respect to portfolio securities.



     Except for the fundamental investment restrictions
listed  above and the Fund's investment objective,  the
Fund's  other  investment policies are not  fundamental
and  may  be changed with approval of the Corporation's
Board  of  Directors.   Unless noted  otherwise,  if  a
percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.


IMPLEMENTATION OF INVESTMENT OBJECTIVE


     The    following   information   supplements   the
discussion  of  the  Fund's  investment  objective  and
strategy described in the Prospectus under the captions
"Investment   Objective,"   and   "Implementation    of
Investment Objective."

Depositary Receipts

     The  Fund  may  invest  in foreign  securities  by
purchasing  depositary  receipts,  including   American
Depositary  Receipts  ("ADRs") and European  Depositary
Receipts ("EDRs") or other securities convertible  into
securities  of  companies based in  foreign  countries.
These securities may not necessarily be denominated  in
the same currency as the securities into which they may
be converted.  Generally, ADRs, in registered form, are
denominated in U.S. dollars and are designed for use in
the  U.S.  securities markets, while  EDRs,  in  bearer
form,  may be denominated in other currencies  and  are
designed for use in European securities markets.   ADRs
are  receipts typically issued by a U.S. bank or  trust
company   evidencing  ownership   of   the   underlying
securities.   EDRs are European receipts  evidencing  a
similar  arrangement.   For  purposes  of  the   Fund's
investment policies, ADRs and EDRs are deemed  to  have
the  same  classification as the underlying  securities
they  represent.   Thus,  an ADR  or  EDR  representing
ownership of common stock will be treated as common stock.

     ADR   facilities  may  be  established  as  either
"unsponsored" or "sponsored."  While ADRs issued  under
these  two  types  of facilities are in  some  respects
similar,  there are distinctions between them  relating
to  the  rights and obligations of ADR holders and  the
practices of market participants.  For example, a  non-
sponsored   depositary  may  not   provide   the   same
shareholder information that a sponsored depositary  is
required  to provide under its contractual arrangements
with   the   issuer,   including   reliable   financial
statements.    Under  the  terms  of   most   sponsored
arrangements, depositaries agree to distribute  notices
of shareholder meetings and voting instructions, and to
provide    shareholder   communications    and    other
information to the ADR holders at the request of the issuer of the deposited securities.

Convertible Securities

     The  Fund  may  invest in convertible  securities,
which  are bonds, debentures, notes, preferred  stocks,
or  other  securities  that may be  converted  into  or
exchanged  for  a specified amount of common  stock  or
warrants  of the same or a different company  within  a
particular  period  of  time at a  specified  price  or
formula.  A convertible security entitles the holder to
receive  interest normally paid or accrued on  debt  or
the   dividend  paid  on  preferred  stock  until   the
convertible security matures or is redeemed, converted,
or   exchanged.   Convertible  securities  have  unique
investment  characteristics in that they generally  (i)
have higher yields than common stocks, but lower yields
than  comparable non-convertible securities,  (ii)  are
less   subject  to  fluctuation  in  value   than   the
underlying  stock  (or warrant) since they  have  fixed
income characteristics, and (iii) provide the potential
for  capital  appreciation if the market price  of  the
underlying  common  stock (or  warrant)  increases.   A
convertible  security may be subject to  redemption  at
the  option of the issuer at a price established in the
convertible  security's  governing  instrument.   If  a
convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock (or warrant), or sell it to a third party.

Non-diversification and Sector Concentration

     While  the Fund is "non-diversified," which  means
that  it  is permitted to invest its assets in  a  more
limited   number  of  issuers  than  other   investment
companies, the Fund intends to diversify its assets  to
qualify  for  tax  treatment as a regulated  investment
company  under the Internal Revenue Code  of  1986,  as
amended ("Code").  To so qualify (i) not more than  25%
of the total value of the Fund's assets may be invested
in  securities  of  any  one issuer  (other  than  U.S.
Government  securities  and  the  securities  of  other
regulated investment companies) or of any two  or  more
issuers controlled by the Fund, which, pursuant to  the
regulations under the Code, may be deemed to be engaged
in  the same, similar, or related trades or businesses,
and  (ii) with respect to 50% of the total value of the
Fund's  assets (a) not more than 5% of its total assets
may  be  invested in the securities of any  one  issuer
(other   than  U.S.  Government  securities   and   the
securities of other regulated investment companies) and
(b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

     In  addition,  the Fund has adopted a  fundamental
investment  restriction which prohibits the  Fund  from
investing  more  than  25%  of  its  total  assets   in
securities  of  companies  in  any  one  industry.   An
industry is defined as a business-line subsector  of  a
stock-market  sector.  While the Fund  may  be  heavily
invested in one single market sector like technology or
health care, for example, it will not invest more  than
25%  of its total assets in securities of companies  in
any one industry.  To the extent that a relatively high
percentage of the Fund's assets may be invested in  the
securities of a limited number of companies, the Fund's
portfolio  securities may be more  susceptible  to  any
single  economic,  political, or regulatory  occurrence
than   the   portfolio  securities  of  a   diversified
investment company.

Leveraging Strategies


     The  Fund  may borrow up to 33 1/3% of  its  total
assets  for  any  purpose  including  to  leverage  its
portfolio.  Such borrowings may take the form of margin
accounts  or conventional bank borrowings in connection
with  securities purchases.  Borrowing  may  exaggerate
changes in the net asset value of the Fund's shares and
in  the  return on the Fund's portfolio.  Although  the
principal  of any borrowing will be fixed,  the  Fund's
assets  may  change  in  value  during  the  time   the
borrowing is outstanding. The Fund may be required to liquidate securities at a time when it would be disadvantageous to do so in order to make payments with respect to an outstanding borrowing. In addition, the Fund may be required to segregate liquid assets in an amount sufficient to meet its obligations in connection with such borrowings.

Temporary Strategies

     Prior  to  investing proceeds from sales  of  Fund
shares,  to  meet  ordinary daily cash  needs,  and  to
retain  the flexibility to respond promptly to  adverse
changes  in  market,  economic,  political  and   other
conditions, the Fund may hold cash and/or invest up  to
35%  of  its  total assets in money market instruments.
The   money  market  instruments  which  the  Fund  may
purchase  include  U.S.  Government  securities,   bank
obligations, obligations of savings institutions, fully
insured certificates of deposit, commercial paper,  and
securities  issued  by registered investment  companies
holding  themselves  out as money market  funds.   Such
securities include:

     U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United
States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes, and bonds;

     Bank    Obligations.     Obligations    (including
certificates    of   deposit,   bankers'   acceptances,
commercial   paper   (see   below)   and   other   debt
obligations) of banks subject to regulation by the U.S.
Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks;

     Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

     Fully    Insured    Certificates    of    Deposit.
Certificates   of   deposit  of   banks   and   savings
institutions,  having  total assets  of  less  than  $1
billion,  if the principal amount of the obligation  is
insured  by  the  Bank Insurance Fund  or  the  Savings
Association   Insurance  Fund   (each   of   which   is
administered   by   the   Federal   Deposit   Insurance
Corporation), limited to $100,000 principal amount per certificate and to 5% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

     Commercial Paper.  Commercial paper rated  Prime-1
or   better   by   Moody's  Investors   Service,   Inc.
("Moody's"),  A-1  or  better  by  Standard  &   Poor's
Corporation ("S&P"), Duff 2 or higher by Duff & Phelps,
Inc.  ("D&P"),  or Fitch 2 or higher by Fitch  Investor
Services, Inc. ("Fitch");


     Money   Market   Funds.   Securities   issued   by
registered investment companies holding themselves out as money market funds which attempt to maintain a stable net asset value of $1.00 per share; and


     Repurchase Agreements. Repurchase agreements with respect to obligations of the U.S. government, its agencies or instrumentalities.


Illiquid Securities


     The Fund may invest up to 5% of its net assets  in
illiquid  securities  (i.e., securities  that  are  not
readily marketable).  For purposes of this restriction,
illiquid  securities include, but are not  limited  to,
restricted  securities (securities the  disposition  of
which is restricted under the federal securities laws),
repurchase  agreements  with maturities  in  excess  of
seven  days  and other securities that are not  readily
marketable.  The Board of Directors of the Corporation,
or   its  delegate,  has  the  ultimate  authority   to
determine, to the extent permissible under the  federal
securities  laws,  which  securities  are   liquid   or
illiquid  for purposes of this 5% limitation.   Certain
securities  exempt  from  registration  or  issued   in
transactions  exempt from registration under  the  1933
Act,   such  as  securities  that  may  be  resold   to
institutional investors under Rule 144A under the  1933
Act, may be considered liquid under guidelines adopted by the Board of Directors.


     [Any   anticipated  variation  in  the   portfolio
turnover rate from the fiscal 1998 rate?]

DIRECTORS AND OFFICERS

     Under the laws of the State of Maryland, the Board
of  Directors  of  the Corporation is  responsible  for
managing  its business and affairs.  The directors  and
officers  of the Corporation, together with information
as  to their principal business occupations during  the
last  five  years,  and  other information,  are  shown
below.   Each  director  who is deemed  an  "interested
person" as defined in the 1940 Act is indicated  by  an
asterisk.   Mr.  Zuccaro has served as a  director  and
officer of the Corporation since its inception on October 30, 1997. The other directors and officers, with the exception of Ms. Romstad, have served as such since December 10, 1997. Ms. Romstad has served as an officer of the Corporation since October 2, 1998.

     *Robert Zuccaro, President and a Director of the Corporation.

     Mr.  Zuccaro, 56 years old, received a  Bachelor's
Degree from the University of Bridgeport in 1965 and a Master's Degree in Business Administration from Pace
University  in  1968.  Prior to founding  what  is  now
Target  Holdings Corporation, doing business as  Target
Investors, Inc. ("Advisor") in 1983, Mr. Zuccaro spent six years with Axe-Houghton, where he was President and Director of Axe-Houghton Stock Fund and Vice President and Director of portfolio management of E.W. Axe & Co.
Mr. Zuccaro is the President of the Advisor and is a Chartered Financial Analyst.

     Mr. Zuccaro's address is 15 River Road, Suite 220,
Wilton, Connecticut 06897.

     *Phillipp Villhauer, Vice-President, Secretary and a Director of the Corporation.

     Mr.  Villhauer,  33 years old, earned  a  Master's
Degree   in   Business  Administration   from   Fordham
University in 1994. Prior to joining Advisor as a portfolio manager/analyst in 1993, Mr. Villhauer was a trader at Brown Brothers Harriman & Company and an
Assistant  Vice-President Trader/Analyst at  Gabelli  &
Company, Inc.

     Mr.  Villhauer's address is 15 River  Road,  Suite
220, Wilton, Connecticut 06897.

     *Mary Jane Boyle, Vice-President, Treasurer and  a
Director of the Corporation.

     Ms. Boyle, 53 years old, earned a Master's Degree from the University of Bridgeport in 1971. Prior to co-founding Advisor in 1983, where she serves as Vice-
President,  Client Service, Ms. Boyle  was  a  Regional
Sales Director with Mondessa Enterprises, Inc.

     Ms.  Boyle's address is 15 River Road, Suite  220,
Wilton, Connecticut 06897.

     Edward   F.   Ronan,  Jr.,  a  Director   of   the
Corporation.

     Mr.  Ronan,  46  years  old,  earned  a  B.S.   in
accounting from the University of Bridgeport  in  1977.
Mr.  Ronan  is  a C.P.A. and a member of  Actis-Grande,
Ronan,  Carbone  &  Company, LLC,  a  certified  public
accounting firm and has been with the firm since  1984.
Mr.  Ronan served as a director of Q.E.P. Co., Inc.,  a
flooring  tool manufacturer and distributor, from  1993
to 1998.

     Mr.  Ronan's  address is 30 Main Street,  Danbury,
Connecticut 06810.

     Dennis K. Waldman, a Director of the Corporation.

     Mr.  Waldman,  44  years old, graduated  from  the
Massachusetts Institute of Technology in  1976  with  a
Bachelor's  of  Science  degree  in  aeronautical   and
astronautical engineering and in electrical engineering
and  in  1978  with  a Master's of  Science  degree  in
aeronautical  and  astronautical  engineering.    Since
1994, Mr. Waldman has served
as Vice-President of Sales
for  Strategic Information Associates, prior  to  which
time,  Mr.  Waldman worked at ITS as Vice-President  of
Sales.   From  1992 to 1994, Mr. Waldman  was  a  sales
representative at Tartan where he was involved in engineering sales.

     Mr.  Waldman's address is 62 Windsor Road,  Waban,
Massachusetts 02168.

     Andrea Romstad, Vice-President of the Corporation.


     Ms.  Romstad,  [age],  received  a  Bachelor's  of
Business  Administration in marketing  management  from
Bernard M. Baruch College of the City University of New
York in 1985.  Prior to joining Advisor as a __________
in  ___________, Ms. Romstad was a credit assistant  at
Skandinaviska   Enskilda  Banken  Corporation   and   a
financial assistant at Finansskandic Corporation.


     Ms. Romstad's address is 15 River Road, Suite 220,
Wilton, Connecticut 06897.


     As  of January 31, 1999, officers and directors of
the Corporation beneficially owned            shares of
common  stock  of  the Fund's then outstanding  shares.
Directors and officers of the Corporation who are  also
officers,  directors,  employees,  or  shareholders  of
Advisor  do not receive any remuneration from the  Fund
for  serving  as  directors or officers.   Accordingly,
Messrs.  Zuccaro  and  Villhauer,  Ms.  Boyle  and  Ms.
Romstad  do not receive any remuneration from the  Fund
for  their  services as directors  and  officers.   The
following   table  provides  information  relating   to
compensation paid to directors of the Corporation for their services as such for fiscal 1998:


       Name                Cash           Other          Total
                       Compensation    Compensation
Edward F. Ronan, Jr.       $250             $0           $250
Dennis K. Waldman          $250             $0           $250


     Each  director  who is not deemed  an  "interested
person"  of  the  Fund, as defined  in  the  1940  Act,
receives   $125   per  meeting  and  reimbursement   of
reasonable  expenses.   The  Board  held  two  meetings
during fiscal 1998. Disinterested directors may elect to receive their compensation in the form of cash, shares of the Fund, or both.


PRINCIPAL SHAREHOLDERS

     As of January 31, 1999, the following persons owned of record or are known by the Fund to own of record or beneficially 5% or more of the outstanding shares of the Fund:

Name and Address          No. Shares          Percentage

                    [To Be Updated]


     Based on the foregoing, as of January 31, 1999, owned a controlling interest in the Fund. Shareholders with a controlling interest could effect the outcome of proxy voting or the direction of management of the Fund.

INVESTMENT ADVISOR

     Target   Holdings   Corporation,   d.b.a.   Target
Investors,  Inc. ("Advisor") is the investment  advisor
to  the  Fund.   The  Advisor is controlled  by  Robert
Zuccaro who owns 80% of the Advisor.

     The  investment  advisory  agreement  between  the
Corporation  and the Advisor dated as of  December  31,
1997 ("Advisory Agreement") has an initial term of  two
years   and  thereafter  is  required  to  be  approved
annually  by  the Board of Directors of the Corporation
or  by  vote  of  a majority of the Fund's  outstanding
voting  securities.  Each annual renewal must  also  be
approved by the vote of a majority of the Corporation's
directors who are not parties to the Advisory Agreement
or interested persons of any such party, cast in person
at  a  meeting called for the purpose of voting on such
approval.  The Advisory Agreement was approved  by  the
Board  of  Directors,  including  a  majority  of   the
disinterested directors on December 10,  1997,  and  by
the  initial  shareholder on December  23,  1997.   The
Advisory Agreement is terminable without penalty on  60
days' written notice by the Board of Directors, by vote
of   a   majority  of  the  Fund's  outstanding  voting
securities, or by the Advisor, and will terminate automatically in the event of its assignment.

     Under the terms of the Advisory Agreement, the Advisor manages the Fund's investments and business affairs, subject to the supervision of the Board of Directors. At its expense, the Advisor provides office space and all necessary office facilities, equipment, and personnel for managing the investments of the Fund.
As compensation for its services, the Corporation pays the Advisor an annual management fee of 1.00% of the Fund's average daily net assets. The advisory fee is accrued daily and paid monthly. The organizational expenses of the Fund were advanced by the Advisor and will be reimbursed by the Fund over a period of not more than 60 months. The organizational expenses were approximately $79,558.


     The   Advisor  has  agreed  to  limit  the   total
operating  expenses  of the Fund  (excluding  interest,
taxes,  brokerage  and extraordinary  expenses)  to  an
annual  rate of 1.72% of the Fund's average net  assets
until  October 31, 1999.  After such date, the  Advisor
may  from time to time voluntarily (but is not required
or  obligated  to) waive all or a portion  of  its  fee
and/or  absorb  certain Fund expenses.  Any  waiver  of
fees  or  absorption of expenses  will  be  made  on  a
monthly basis and, with respect to the latter, will  be
paid  to  the Fund by reduction of Advisor's fee.   For
the fiscal period ended October 31, 1998, the Fund did not pay an advisory fee to the Advisor because the Advisor waived its entire advisory fee. If the Advisor had not agreed to waive the advisory fee, the Advisor would have received $10,435 for its investment advisory services.




FUND TRANSACTIONS AND BROKERAGE

     Under  the  Advisory Agreement,  Advisor,  in  its
capacity  as  portfolio  manager,  is  responsible  for
decisions to buy and sell securities for the  Fund  and
for  the  placement of the Fund's securities  business,
the  negotiation of the commissions to be paid on  such
transactions, and the allocation of portfolio brokerage
business.  The Fund has no obligation to deal with  any
particular broker or dealer; in executing transactions,
the  Advisor seeks to obtain the best execution at  the
best  security  price available with  respect  to  each
transaction.  The best price to the Fund means the best
net price without regard to the mix between purchase or
sale  price and commission, if any.  While the  Advisor
seeks reasonably competitive commission rates, the Fund
does   not   necessarily  pay  the   lowest   available
commission.   Brokerage may be allocated based  on  the
sale of the Fund's shares.

     Section  28(e) of the Securities Exchange  Act  of
1934,   as   amended  ("Section  28(e)"),  permits   an
investment  advisor,  under certain  circumstances,  to
cause an account to pay a broker or dealer who supplies
brokerage  and  research  services  a  commission   for
effecting  a  transaction in excess of  the  amount  of
commission another broker or dealer would have  charged
for  effecting the transaction.  Brokerage and research
services include (a) furnishing advice as to the  value
of   securities,   the   advisability   of   investing,
purchasing, or selling securities, and the availability
of  securities or purchasers or sellers of  securities;
(b) furnishing analyses and reports concerning issuers,
industries,  sectors, securities, economic factors  and
trends,  portfolio  strategy, and  the  performance  of
accounts; and (c) effecting securities transactions and
performing  functions  incidental  thereto   (such   as
clearance, settlement, and custody).

     In selecting brokers or dealers, Advisor considers
investment  and market information and other  research,
such   as   economic,   securities,   and   performance
measurement  research  provided  by  such  brokers   or
dealers  and  the quality and reliability of  brokerage
services,  including execution capability, performance,
and   financial   responsibility.    Accordingly,   the
commissions charged by any such broker or dealer may be
greater  than the amount another firm might  charge  if
Advisor  determines in good faith that  the  amount  of
such commissions is reasonable in relation to the value
of  the  research  information and  brokerage  services
provided by such broker or dealer to the Fund.  Advisor
believes that the research information received in this
manner provides the Fund with benefits by supplementing
the  research  otherwise available to the  Fund.   Such
higher  commissions will not be paid by the Fund unless
(a) Advisor determines in good faith that the amount is
reasonable in relation to the services in terms of  the
particular transaction or in terms of Advisor's overall
responsibilities   with  respect   to   the   accounts,
including the Fund, as to which it exercises investment
discretion; (b) such payment is made in compliance with
the  provisions  of Section 28(e) and other  applicable
state  and  federal  laws; and (c) in  the  opinion  of
Advisor, the total commissions paid by the Fund will be
reasonable in relation to the benefits to the Fund over
the  long  term.   The  aggregate amount  of  brokerage
commissions paid by the Fund for the fiscal period ended
October 31, 1998 was $10,048. [For this same period, the Fund paid brokerage commissions with respect to transactions for which research services were provided;
however, neither the Fund nor the Advisor had any agreement or understanding with any broker or dealer to direct brokerage to such broker or dealer because of research services provided.] [Did the Fund acquire any stock of its regular brokers or dealers last year?]

     Advisor  places portfolio transactions  for  other
advisory  accounts in addition to the  Fund.   Research
services  furnished  by firms through  which  the  Fund
effects  its  securities transactions may  be  used  by
Advisor  in servicing all of its accounts; not  all  of
such services may be used by Advisor in connection with
the  Fund.   Advisor  believes it is  not  possible  to
measure  separately the benefits from research services
to each of the accounts (including the Fund) managed by
it.   Because  the  volume and nature  of  the  trading
activities of the accounts are not uniform, the  amount
of  commissions in excess of those charged  by  another
broker or dealer paid by each account for brokerage and
research services will vary.  However, Advisor believes
such costs to the Fund will not be disproportionate  to
the  benefits  received by the  Fund  on  a  continuing
basis.     Advisor   seeks   to   allocate    portfolio
transactions  equitably whenever  concurrent  decisions
are made to purchase or sell securities by the Fund and
another   advisory  account.   In  some   cases,   this
procedure could have an adverse effect on the price  or
the  amount of securities available to the Fund.  There
can  be no assurance that a particular purchase or sale
opportunity will be allocated to the Fund.   In  making
such  allocations between the Fund and  other  advisory
accounts, certain factors considered by Advisor are the
respective investment objectives, the relative size  of
portfolio   holdings   of  the   same   or   comparable
securities, the availability of cash for investment, and the size of investment commitments generally held.



CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     As  custodian  of the Fund's assets,  Fifth   Third
Bank, 38  Fountain Square Plaza, Cincinnati, Ohio 45263,
has  custody  of  all  securities  and cash of the Fund,
delivers  and receives payment for portfolio  securities
sold,  receives  and  pays   for  portfolio   securities
purchased,  collects   income  from investments, if any,
and performs other duties, all as directed by the officers of the Corporation. Sunstone Financial Group,
Inc. ("Sunstone"), 207 East  Buffalo Street, Suite  315,
Milwaukee, Wisconsin 53202-5712, acts as transfer agent and dividend-disbursing agent for the Fund.


ADMINISTRATOR


     Pursuant  to an Administration and Fund Accounting
Agreement,  Sunstone,  207  East Buffalo  Street, Suite
400,  Milwaukee,  Wisconsin   53202,  performs  certain
administrative and tax reporting functions for the Fund, including preparing and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the SEC, preparing financial statements for the annual and semi-annual reports to the SEC and current investors, monitoring the

Fund's
expense  accruals and performing securities  valuations
and,   from   time  to  time,  monitoring  the   Fund's
compliance  with  the Fund's investment  objective  and
restrictions.  For these  services,  Sunstone  receives
from  the   Fund  a  fee,  computed  daily  and payable
monthly, based on  the Fund's average net assets at  an
annual  rate  beginning  at 0.20% and decreasing as the
assets of the Fund reach  certain levels, subject to an
annual   minimum   of   $65,000,   plus   out-of-pocket
expenses. For the fiscal period ended October 31, 1998, Sunstone received $_________ under the Administration and Fund Accounting Agreement.


DISTRIBUTOR


     Under a Distribution Agreement dated November 30,
1998, (the "Distribution Agreement"), AmeriPrime
Financial Securities, Inc., 1793 Kingswood Drive, Suite
200, Southlake, Texas 76092, acts as the principal distributor of the Fund's shares ("Distributor"). The
Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares. The Fund's shares are offered for sale continuously at net asset value per share plus a maximum initial sales charge of 5.25% of the offering price. Existing shareholders as of November 30, 1998, are not subject to the sales charge on additional purchases of Fund shares. Directors and officers of the Corporation are not subject to the sales charge.
In addition, no sales charge is imposed on the reinvestment of dividends or capital gains. Certain other exceptions to the imposition of the sales charge apply, as discussed more fully in the Prospectus under the caption "Your Account." The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement, except that the Distribution
Agreement need not be approved by the Fund's shareholders.


     The Distributor may pay a portion of the applicable initial sales charge due upon the purchase of such shares to the broker, if any, involved in the trade, as follows:


 Dollar Amount of          Initial Sales     Portion of Initial Sales Charge
Shares Purchased             Charge(1)          Paid to Broker-Dealers(1)(2)


Less than $50,000              5.25%                       5.00%
$50,000 - $100,000             4.50%                       4.50%
$100,001 - $250,000            3.50%                       3.50%
$250,001 - $500,000            2.50%                       2.50%
$500,001 - $1,000,000          2.00%                       2.00%
$1,000,001 or more             1.00%                       1.00%


     (1) Reflected as a percentage of the offering price of Fund shares. The offering price is the sum of the net asset value per share plus the initial sales charge indicated in the table
       (the "Offering Price").

     (2) All sales charges may at times be paid to the broker-dealer involved in the trade, if any. A broker-dealer paid all or substantially all of the sales charge may be deemed an "underwriter" under the 1933 Act.


     As compensation for its services under the Distribution Agreement, the Distributor may retain all or a portion of (i) the initial sales charge from purchases of Fund shares and (ii) the Rule 12b-1 fees payable with respect to Fund shares (as described under "Distribution and Shareholder Servicing Plan," below).

PLAN OF DISTRIBUTION

Distribution and Shareholder Servicing Plan

     The  Corporation,  on  behalf  of  the  Fund,  has
adopted  a plan pursuant to Rule 12b-1 under  the  1940
Act ("Plan") with respect to which certain distribution
and   shareholder  servicing  fees  may  be   paid   to
registered  securities dealers, financial institutions,
or  other  persons ("Recipients") who render assistance
in  distributing or promoting the sale of Fund  shares,
or  who  provide certain shareholder services  to  Fund
shareholders,  pursuant to a written  agreement  ("Rule
12b-1  Related  Agreement").  Under the  terms  of  the
Plan, the Fund may be required to pay the Recipients  a
fee  of up to 0.25% of the average daily net assets  to
finance activities primarily intended to result in  the
sale  of  Fund  shares.  The Plan is a  "reimbursement"
plan,  which means that the fees paid by the Fund under
the  Plan  are  intended as reimbursement for  services
rendered  and commission fees borne up to  the  maximum
allowable distribution and shareholder servicing  fees.
If more money for services rendered and commission fees
is  due  than  is  immediately payable because  of  the
expense limitation under the Plan, the unpaid amount is
carried forward from period to period while the Plan is
in  effect  until  such time as it  may  be  paid.   No
interest, carrying, or other finance charges will be borne by the Fund with respect to unpaid amounts carried forward. The Plan has the effect of increasing the Fund's expenses from what they would otherwise be.
The Board of Directors reviews the Fund's distribution and shareholder servicing fee payments in connection with its determination as to continuance of the Plan.


     The  Plan,  including a form  of  the  Rule  12b-1
Related Agreement, has been unanimously approved by the
Board of Directors of the Corporation, including all of
the  members  of  the  Board who  are  not  "interested
persons" of the Corporation as defined in the 1940  Act
and  who  have no direct or indirect financial interest
in  the operation of the Plan or any Rule 12b-1 Related
Agreement     ("Disinterested    Directors")     voting
separately.


     The Plan, and any Rule 12b-1 Related Agreement which is entered into, will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Corporation's Board of Directors, and of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on the Plan, or the Rule 12b-1 Related Agreement, as applicable. In addition, the Plan, and any Rule 12b-1
Related Agreement, may be terminated without penalty, by vote of a majority of the Fund's outstanding voting securities, or by vote of a majority of Disinterested
Directors (on not more than 60 days' written notice in the case of the Rule 12b-1 Related Agreement only).
Payment of the distribution and shareholder servicing fees is to be made quarterly, within 30 days after the quarter for which the fee is payable.


Interests of Certain Persons


     With the exception of the Advisor, in its capacity as the Fund's investment advisor, and the Distributor, in its capacity as principal distributor of Fund shares, no "interested person" of the Fund, as defined in the 1940 Act, and no Disinterested Director has or had a direct or indirect financial interest in the Plan or any Rule 12b-1 Related Agreement.

Anticipated Benefits to the Fund

     The   Board   of  Directors  of  the   Corporation
considered  various  factors  in  connection  with  its
decision  to  continue the Plan,  including:   (a)  the
nature  and  causes  of  the circumstances  which  make
continuation of the Plan necessary and appropriate; (b)
the   way  in  which  the  Plan  would  address   those
circumstances,  including  the  nature  and   potential
amount   of  expenditures;  (c)  the  nature   of   the
anticipated  benefits;  (d)  the  merits  of   possible
alternative plans or pricing structures; and (e) the possible benefits of the Plan to any other person relative to those of the Fund.

     Based upon its review of the foregoing factors and
the  material  presented to it, and  in  light  of  its
fiduciary duties under relevant state law and the  1940
Act, the Board of Directors determined, in the exercise
of  its business judgment, that the Plan was reasonably
likely to benefit the Fund and its shareholders  in  at
least one or several potential ways.  Specifically, the
Board  concluded  that any Recipients  operating  under
Rule  12b-1 Related Agreements would have little or  no
incentive  to incur promotional expenses on  behalf  of
the  Fund  if  a Rule 12b-1 plan were not in  place  to
reimburse  them, thus making the adoption of  the  Plan
important   to  the  initial  success  and  thereafter,
continued  viability
of the Fund.   In  addition,  the
Board determined that the payment of Rule 12b-1 fees to these persons should motivate them to provide an enhanced level of service to Fund shareholders, which would, of course, benefit such shareholders. Finally, the adoption of the Plan would help to increase net assets under management in a relatively short amount of time, given the marketing efforts on the part of the Recipients to sell Fund shares, which should result in certain economies of scale.

     While  there  is no assurance that the expenditure
of  Fund assets to finance distribution of Fund  shares
will  have  the  anticipated  results,  the  Board   of
Directors believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution and shareholder servicing expenses of the Fund, it will be able to evaluate the benefit of such expenditures in deciding whether to continue the Plan.

Amounts Expensed Under the Plan

     For the fiscal year ended October 31, 1998, the Fund incurred $2,609 under the Plan, all of which was spent on printing and mailing prospectuses to other than current shareholders.




PURCHASE, REDEMPTION AND PRICING OF SHARES


Right of Accumulation


     The  Fund's Right of Accumulation ("ROA")  program
allows for reduction of the Fund's initial sales charge
when multiple purchases of Fund shares are combined  by
taking advantage of the breakpoints in the sales charge
schedule.  Using the ROA, you may purchase Fund  shares
at  the  sales charge applicable to the sum of (i)  the
dollar  amount  then  being purchased,  plus  (ii)  the
higher   of   either  (a)  the  current  market   value
(calculated  at the applicable Offering Price)  or  (b)
the  actual  purchase price of all Fund shares  already
held by you, your spouse and your minor children or you
and  members  of  a  "qualified group."   A  "qualified
group"  is one that was formed at least one year  prior
to  the  ROA purchase, has a purpose other than  buying
Fund  shares  at a discount, has more than 10  members,
can  arrange meetings between the Distributor and group
members,  agrees to include Fund literature in mailings
to   its   members,  agrees  to  arrange  for   payroll
deductions or other bulk transmissions of investment to
the  Fund  and meets other uniform criteria that  allow
the Distributor to achieve cost savings in distributing
shares of the Fund.  To receive the ROA, at the time of
purchase,  you  must give your investment professional,
the Distributor or Sunstone, the Fund's transfer agent,
sufficient   information  to  determine   whether   the
purchase will qualify for a reduced sales charge.


Automatic Investment Plan


     You  may  make  purchases of shares  of  the  Fund
automatically  on a regular basis ($1,000  minimum  per
transaction).  You must meet the Fund's minimum initial
investment  of  $5,000 before the Automatic  Investment
Plan  ("AIP") may be established.  Under the AIP,  your
designated bank or other financial institution debits a
preauthorized amount from your account each  designated
period  and applies the amount to the purchase of  Fund
shares.   The  Fund  requires 10  business  days  after
receipt  of your request to initiate the AIP to  verify
your  account  information.  Generally,  the  AIP  will
begin  on  the next transaction date scheduled  by  the
Fund for the AIP following this 10 business day period.
AIP  transactions are scheduled for the  fifth,  tenth,
fifteenth, twentieth, twenty-fifth and/or the last  day
of every month.  AIP transactions also may be scheduled
monthly,  quarterly  or  annually.   The  AIP  can   be
implemented with any financial institution  that  is  a
member of the Automated Clearing House.  No service fee
is  currently charged by the Fund for participation  in
the  AIP.   You will receive a statement on a quarterly
basis showing the purchases made under the AIP.  A  $20
fee  will be imposed by the Fund if for any reason  the
transaction  cannot be completed.   You  will  also  be
responsible for any losses suffered by the  Fund  as  a
result.   If you make a purchase pursuant to  the  AIP,
and   request  a  redemption  of  such  shares  shortly
thereafter,   the  Fund  may  delay  payment   of   the
redemption  proceeds until the Fund verifies  that  the
proceeds  used  to  purchase the shares  were  properly
debited  from  your designated bank or other  financial
institution.  You may adopt the AIP when  you  open  an
account  by completing the appropriate section  of  the
Purchase Application.  You may obtain an application to
establish the AIP after an account is opened by calling
the  Fund at 1-800-432-4741.  A signature
guarantee  is
required.  Changes to bank information must be made  in
writing  and  signed by all registered holders  of  the
account  with the signatures guaranteed by a commercial
bank  or  trust company in the United States, a  member
firm   of   the   NASD  or  other  eligible   guarantor
institution.   A  Notary Public is  not  an  acceptable
guarantor.


Individual Retirement Accounts


     In addition to purchasing Fund shares as described in the Prospectus under "Your Account," individuals may establish their own tax-sheltered individual retirement accounts ("IRAs"). The Fund offers two types of IRAs, a Traditional IRA and a Roth IRA.


     Traditional  IRA.  In a Traditional  IRA,  amounts
contributed  to  the IRA may be tax deductible  at  the
time  of contribution depending on whether the investor
is  an  "active  participant" in an  employer-sponsored
retirement    plan    and   the   investor's    income.
Distributions from a Traditional IRA will be  taxed  at
distribution except to the extent that the distribution
represents a return of the investor's own contributions
for  which  the  investor did not  claim  (or  was  not
eligible to claim) a deduction.  Distributions prior to
age  59-1/2  may  be subject to an additional  10%  tax
applicable    to   certain   premature   distributions.
Distributions  must commence by April 1  following  the
calendar year in which the investor attains age 70-1/2.
Failure  to  begin  distributions  by  this  date   (or
distributions   that  do  not  equal  certain   minimum
thresholds) may result in adverse tax consequences.


     Roth  IRA.  In a Roth IRA, amounts contributed  to
the  IRA  are  taxed  at the time of contribution,  but
distributions from the IRA are not subject  to  tax  if
you  have held the IRA for at least five years and  the
distributions  are on account of one of four  specified
events, i.e., attainment of age 59-1/2, disability, the
purchase  of  a  first home or death.  Investors  whose
income   exceeds  certain  limits  are  ineligible   to
contribute  to a Roth IRA.  Distributions that  do  not
satisfy  the  requirements for tax-free withdrawal  are
subject to income taxes (and possibly penalty taxes) to
the   extent   that  the  distribution   exceeds   your
contributions  to  the  IRA.  The minimum  distribution
rules  applicable  to Traditional  IRAs  do  not  apply
during  the  lifetime of the investor.   Following  the
death of the investor, certain minimum distribution rules apply.


     For Traditional and Roth IRAs, the maximum annual contribution generally is equal to the lesser of $2,000 or 100% of your compensation (earned income). You may also contribute to a Traditional IRA or Roth IRA on behalf of your spouse provided that the individual has sufficient compensation (earned income). Contributions to a Traditional IRA reduce the allowable contributions under a Roth IRA, and contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.


     Under  current IRS regulations, all IRA applicants
must  be  furnished  a disclosure statement  containing
information specified by the IRS.  Applicants generally
have  the  right to revoke their account  within  seven
days  after  receiving  the  disclosure  statement  and
obtain  a  full  refund  of their  contributions.   The
custodian may, in its discretion, hold the initial contributions uninvested until the expiration of the seven-day revocation period. The custodian does not anticipate that it will exercise its discretion but reserves the right to do so.


Redemptions for Corporate Accounts


     Any redemption or transfer of ownership request for corporate accounts will require the following written documentation:


     1. A written letter of instruction signed by the required number of authorized officers, along with their respective positions. For redemption requests in excess of $10,000, the written request must be signature guaranteed.


     2. A certified Corporate Resolution that states the date the Resolution was adopted and who is empowered to act, transfer or sell assets on behalf of the corporation.


     3. If the Corporate Resolution is dated more than 60 days prior to the date of the transaction request, a Certificate of Incumbency from the Corporate Secretary which specifically states that the officer or officers named in the resolutions have the authority to act on the account. The Certificate of Incumbency must be dated within 60 days of the requested transaction. If the Corporate Resolution confers authority on officers by title and not by name, the Certificate of Incumbency must name the officer(s) and their title(s).


Pricing of Shares


     Shares  of  the  Fund are offered and  sold  on  a
continuous  basis at the Offering Price, which  is  the
sum  of  the  net asset value per share (next  computed
following  receipt of a purchase request in good  order
by  a  dealer, the Distributor or Sunstone, the  Fund's
transfer  agent, as the case may be) and the applicable
sales  charge.   The  sales charge may  be  waived  for
certain  investors.  For more information,  please  see
"Your Account" in the Prospectus.


    Fund shares may also be purchased at a reduced sales charge. Investors who purchase Fund shares on the fifteenth or the next business day thereafter of any month will pay an initial sales charge of 1.00% of the offering price.


     The net asset value per share is determined as  of
the close of trading (generally 4:00 p.m. Eastern Time)
on   each   day  the  New  York  Stock  Exchange   (the
"Exchange") is open for business.  Purchase orders  and
redemption requests received in good order on a day the
Exchange  is  open for trading, prior to the  close  of
trading on that day, will be valued as of the close  of
trading  on  that  day.  Applications for  purchase  of
shares  and requests for redemption of shares  received
after  the  close  of trading on the Exchange  will  be
valued  as of the close of trading on the next day  the
Exchange  is  open.   The  Fund  is  not  required   to
calculate its net asset value on days during which the Fund receives no orders to purchase or redeem shares.
Net asset value per share is calculated by taking the fair value of the Fund's total assets, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share.


     In  determining  net  asset  value,  expenses  are
accrued  and  applied  daily and securities  and  other
assets  for  which market quotations are available  are
valued  at fair value.  Common stocks and other equity-
type  securities are valued at the last sales price  on
the  national  securities exchange or Nasdaq  on  which
such   securities   are  primarily   traded;   however,
securities traded on a national securities exchange  or
Nasdaq for which there were no transactions on a  given
day, and securities not listed on a national securities
exchange  or Nasdaq, are valued at the average  of  the
most  recent  bid and asked prices.  Any securities  or
other  assets  for  which  market  quotations  are  not
readily   available  are  valued  at  fair   value   as
determined  in good faith by the Board of Directors  of
the   Corporation  or  its  delegate.   The  Board   of
Directors  may approve the use of pricing  services  to
assist  the  Fund  in the determination  of  net  asset
value.   All  money market instruments with  maturities
less than 60 days will be valued on an amortized cost basis.


REDEMPTION IN KIND

     The Fund has filed a Notification under Rule 18f-1 under the 1940 Act, pursuant to which it has undertaken to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser amount of (i) $250,000, or (ii) 1% of the Fund's net asset value being redeemed, valued at the beginning of such election period. The Fund intends to pay redemption proceeds in excess of such lesser amount in cash, but reserves the right to pay such excess amount in kind, if it is deemed to be in the best interest of the Fund to do so. If you receive an in kind distribution you will likely incur a brokerage charge on the disposition of such securities through a securities dealer.


TAXATION OF THE FUND


     The   Fund  intends  to  qualify  annually  as   a
"regulated  investment company" under Subchapter  M  of
the  Code, and, if so qualified will not be liable  for
federal  income  taxes  to  the  extent  earnings   are
distributed to shareholders on a timely basis.  In  the
event  the  Fund  fails  to  qualify  as  a  "regulated
investment  company," it will be treated as  a  regular
corporation   for   federal   income   tax    purposes.
Accordingly,  the  Fund  would be  subject  to  federal
income taxes and any distributions that it makes  would
be  taxable and non-deductible by the Fund.  This would
increase  the  cost  of  investing  in  the  Fund   for
shareholders  and  would make it  more  economical  for
shareholders to invest directly in securities  held  by
the   Fund  instead  of  investing  directly  in   such
securities through the Fund.

PERFORMANCE INFORMATION

     The Fund's historical performance or return may be
shown in the form of various performance figures.   The
Fund's  performance figures are based  upon  historical
results  and  are  not  necessarily  representative  of
future   performance.   Factors  affecting  the  Fund's
performance    include   general   market   conditions,
operating expenses, and investment management.

Total Return

     The average annual total return of the Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P(1+T)n = ERV

        P  =  a  hypothetical initial payment of $1,000.
        T  =  average annual total return.
        n  =   number of years.
    ERV    =   ending  redeemable  value  of   a hypothetical
               $1,000 payment made at the beginning of the stated periods at the end of the stated periods.

Performance  for  a specific period  is  calculated  by
first  taking  an  investment (assumed  to  be  $1,000)
("initial  investment") on the first day of the  period
and computing the "ending value" of that investment  at
the end of the period.  The total return percentage  is
then  determined by subtracting the initial  investment
from the ending value and dividing the remainder by the
initial  investment  and expressing  the  result  as  a
percentage.  This calculation reflects the deduction of
the  maximum 5.25% initial sales charge.  In  addition,
this  calculation assumes that all income  and  capital
gains  dividends paid by the Fund have been  reinvested
at the Fund's net asset value on the reinvestment dates
during  the period.  Total return may also be shown  as
the   increased   dollar  value  of  the   hypothetical
investment over the period.

     Cumulative  total  return  represents  the  simple
change  in value of an investment over a stated  period
and  may  be  quoted as a percentage  or  as  a  dollar
amount.   Total returns may be broken down  into  their
components  of  income and capital  (including  capital
gains   and  changes  in  share  price)  in  order   to
illustrate the relationship between these factors and their contributions to total return.


     The total return for the Fund for the ten months ended October 31, 1998 was 44.20%, which does not reflect the sales load that took effect on December 1, 1998.

Comparisons

     From  time  to time, in marketing and  other  Fund
literature,  the Fund's performance may be compared  to
the performance of other mutual funds in general or  to
the  performance  of particular types of  mutual  funds
with   similar   investment  goals,   as   tracked   by
independent  organizations.  Among these organizations,
Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

     The Fund's performance may also be compared to the
performance of other mutual funds by Morningstar,  Inc.
("Morningstar"),  which ranks funds  on  the  basis  of
historical   risk  and  total  return.    Morningstar's
rankings  range from five stars (highest) to  one  star
(lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods.
Rankings are not absolute or necessarily predictive of future performance.

     Evaluations  of  the  Fund's performance  made  by
independent  sources may also be used in advertisements
concerning   the   Fund,  including  reprints   of   or
selections from, editorials or articles about the Fund.
Sources for Fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's, and a variety of investment newsletters.

     The  Fund  may compare its performance to  a  wide
variety  of  indices and measures of inflation.   There
are    differences   and   similarities   between   the
investments  that  the  Fund  may  purchase   and   the
investments measured by these indices.

     The  Fund's  performance  may  also  be  discussed
during   television  interviews  of  Advisor  personnel
conducted by news organizations to be broadcast in the United States and elsewhere.

     Investors   may   want  to  compare   the   Fund's
performance to that of certificates of deposit  offered
by    banks    and   other   depository   institutions.
Certificates  of  deposit may offer fixed  or  variable
interest rates and principal is guaranteed and  may  be
insured.   Withdrawal of the deposits prior to maturity
normally  will be subject to a penalty.  Rates  offered
by  banks and other depository institutions are subject
to   change  at  any  time  specified  by  the  issuing
institution.

     Investors  may  also  want to compare  the  Fund's
performance  to  that  of money  market  funds.   Money
market fund yields will fluctuate and shares are not insured, but share values usually remain stable.


INDEPENDENT AUDITORS

     Ernst  &  Young  LLP,  111 East  Kilbourn  Avenue,
Milwaukee, Wisconsin 53202, independent auditors for the Fund, audit and report on the Fund's financial statements.


FINANCIAL STATEMENTS

     The following audited financial statements of the Fund are incorporated herein by reference to the Fund's
Annual Report for the period ended October 31, 1998, as filed with the Securities and Exchange Commission on _________________ ____, 1998:


          (a)   Schedule of Investments as of  October
                31, 1998.

          (b)   Statement of Assets and Liabilities  as
                of October 31, 1998.

          (c) Statement of Operations for the period ended October 31, 1998.

          (d)   Statement of Changes in Net Assets  for
                the period ended October 31, 1998.

          (e)   Financial Highlights for the period ended
                October 31, 1998.

          (f)  Notes to Financial Statements.

          (g)   Report  of  Independent Auditors  dated
                November 30, 1998.

                        PART C

                   OTHER INFORMATION


Item 23.  Exhibits




   (a.1)  Registrant's Articles of  Incorporation (1)

   (a.2)  Amendment to Registrant's  Articles  of Incorporation (2)

     (b)  Registrant's By-Laws (1)

     (c)  None

     (d)  Investment Advisory Agreement (2)

   (e.1)  Distribution Agreement (5)

   (e.2)  Form of Dealer Agreement (5)

     (f)  None

     (g)  Custodian Agreement (2)

   (h.1)  Transfer Agency Agreement (2)

   (h.2)  Administration  and  Fund   Accounting Agreement (2)

     (i)  Opinion and Consent of Godfrey & Kahn,  S.C. (2)

     (j)  Consent of Ernst & Young LLP (6)

     (k)  None

     (l)  Subscription Agreement (3)

   (m.1)  Rule 12b-1 Distribution and Shareholder Servicing Plan (2)

   (m.2)  Form of 12b-1 Related Agreement (2)

   (m.3) Rule 12b-1 Distribution and Shareholder Servicing Plan, as amended November 30, 1998 (5)

   (m.4)  Form of Rule 12b-1 Related Agreement, as amended (5)

     (n)  Financial Data Schedule (4)

     (o)  None

     (p)  Powers of Attorney for Directors and Officers (see signature page)

___________________
(1)     Incorporated by reference to Registrant's  Form
  N-1A as filed with the Commission on October 31, 1997.

(2)     Incorporated by reference to Registrant's  Pre-
  Effective   Amendment  No.  1  as  filed   with   the
  Commission on December 23, 1997.

(3)     Incorporated by reference to Registrant's  Pre-
  Effective   Amendment  No.  2  as  filed   with   the
  Commission on December 30, 1997.

(4)      Incorporated  by  reference  to   Registrant's
  Annual Report for the year ended October 31, 1998, as filed with the Commission on _______________
  ____, 1998.

(5)     Incorporated by reference to Registrant's Post-
  Effective   Amendment  No.  2  as  filed   with   the
  Commission on November  30, 1998.

(6)     To be filed by amendment.


Item 24. Persons Controlled by or under Common Control with Registrant

     Registrant neither controls any person nor is under common control with any other person.

Item 25.  Indemnification

     Article   6.4   of   Registrant's   Articles    of
Incorporation provides as follows:

     The  Corporation shall indemnify (a) its Directors
and officers, whether serving the Corporation or at its
request  any other entity, to the full extent  required
by   (i)  Maryland  law  now  or  hereafter  in  force,
including  the advance of expenses under the procedures
and  to the full extent permitted by law, and (ii)  the
Investment  Company Act of 1940, as  amended,  and  (b)
other  employees and agents to such extent as shall  be
authorized  by the Board of Directors and be  permitted
by  law.  The foregoing rights of indemnification shall
not  be  exclusive of any other rights to  which  those
seeking indemnification may be entitled.  The Board  of
Directors may take such action as is necessary to carry
out  these  indemnification provisions and is expressly
empowered to adopt, approve and amend from time to time
such   resolutions   or  contracts  implementing   such
provisions or such further indemnification arrangements as may be permitted by law.

Item  26.  Business and Other Connections of Investment
Advisor


     Besides  serving as investment advisor to  private
accounts,  the  Advisor is not currently  and  has  not
during  the past two fiscal years engaged in any  other
business,  profession, vocation,  or  employment  of  a
substantial   nature.    Information   regarding    the
business,  profession, vocation,  or  employment  of  a
substantial nature of Advisor's directors and  officers
is   hereby   incorporated  by   reference   from   the
information contained under "Directors and Officers" in the SAI.


Item 27.  Principal Underwriters


     (a) The Distributor also acts as distributor for The Rockland Funds Trust, The Kenwood Funds, AmeriPrime
Funds and Tanaka Funds, Inc.

     (b)  The  principal business address of AmeriPrime
          Financial  Securities, Inc., the Registrant's
          principal   underwriter,  is  1793  Kingswood
          Drive,  Suite  200, Southlake,  Texas  76092.
          The following information relates to each officer and director of the Distributor:


                         Positions and Offices    Position and Offices
                                 with                     with
            Name              Underwriter              Registrant


      Kenneth D. Trumpfheller  President              None


     (c)  None.

Item 28.  Location of Accounts and Records


     All accounts, books or other documents required to
be  maintained  by  Section  31(a)  of  the  Investment
Company  Act  of  1940,  as  amended,  and  the   rules
promulgated thereunder are in the possession of  Target
Holdings   Corporation,  doing   business   as   Target
Investors,  Inc., Registrant's investment  advisor,  at
Registrant's corporate offices, except (1) records held
and  maintained by Fifth Third Bank, 38 Fountain Square
Plaza, Cincinnati, Ohio 45263, relating to its function
as  custodian,  (2)  records  held  and  maintained  by
Sunstone  Financial  Group,  Inc.,  207  East   Buffalo
Street,  Suite  315,  Milwaukee, Wisconsin  53202-5712,
relating  to  its function as transfer agent,  and  (3)
records  held  and  maintained  by  Sunstone  Financial
Group,  Inc.,  207  East  Buffalo  Street,  Suite  400,
Milwaukee, Wisconsin 53202, relating to its function as administrator and fund accountant.


Item 29.  Management Services

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  Undertakings.

     Registrant   undertakes  to  call  a  meeting   of
shareholders, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a director or directors. Registrant also undertakes to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                      SIGNATURES

     Pursuant to the requirements of the Securities Act
of  1933  and the Investment Company Act of  1940,  the
Registrant   has   duly   caused  this   Post-Effective
Amendment No. 3 to the Registration Statement on Form N-
1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilton and State of Connecticut on the 16th day of December, 1998.

                              GRAND  PRIX  FUNDS,  INC.
                              (Registrant)


                              By:/s/ Robert Zuccaro
                                 ----------------------
                                 Robert Zuccaro
                                 President


     Each   person   whose  signature   appears   below
constitutes and appoints Robert Zuccaro, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all post-effective amendments to this Registration Statement and to file the same, with all exhibits thereto, and any other documents in connection therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the
Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

        Name                    Title                  Date

/s/ Robert Zuccaro       President and a         December 16, 1998
------------------       Director
Robert Zuccaro



/s/ Phillipp Villhauer   Vice President,         December 16, 1998
-----------------------  Secretary
Phillipp Villhauer       and a Director



/s/ Mary Jane Boyle      Vice President,         December 16, 1998
---------------------    Treasurer and a
Mary Jane Boyle          Director




                         Director                December ____, 1998
------------------------
Edward F. Ronan, Jr.



----------------------   Director                December ____, 1998
Dennis K. Waldman

                        EXHIBIT INDEX

Exhibit No. Exhibit

         (a.1)       Registrant's  Articles of Incorporation
         (previously filed as Exhibit 1 to Registrant's Form
         N-1A)

          (a.2)      Amendment to Registrant's Articles
          of Incorporation (previously filed as Exhibit
          1.2  to  Registrant's Pre-Effective Amendment
          No.  1  to Registrant's Form N-1A, File  Nos.
          333-39133 and 811-8461)

          (b)        Registrant's  By-Laws (previously  filed  as
          Exhibit 2 to Registrant's Form N-1A)

          (c)       None

          (d)      Investment    Advisory     Agreement
          (previously   filed   as   Exhibit    5    to
          Registrant's Pre-Effective Amendment No. 1 to
          Registrant's  Form N-1A, File Nos.  333-39133
          and 811-8461)

          (e.1)      Distribution Agreement (previously
          filed  as Exhibit (e.1) to Registrant's Post-
          Effective  Amendment No.  2  to  Registrant's
          Form N-1A, File Nos. 333-39133 and 811-8461)

          (e.2)        Form    of   Dealer    Agreement
          (previously   filed  as  Exhibit   (e.2)   to
          Registrant's Post-Effective Amendment  No.  2
          to  Registrant's Form N-1A,  File  Nos.  333-
          39133 and 811-8461)

          (f)       None

          (g)  Custodian Agreement (previously filed as
          Exhibit   8   to  Registrant's  Pre-Effective
          Amendment  No. 1 to Registrant's  Form  N-1A,
          File Nos. 333-39133 and 811-8461)

          (h.1)         Transfer    Agency    Agreement
          (previously   filed   as   Exhibit   9.1   to
          Registrant's Pre-Effective Amendment No. 1 to
          Registrant's  Form N-1A, File Nos.  333-39133
          and 811-8461)

          (h.2)      Administration and Fund Accounting
          Agreement (previously filed as Exhibit 9.2 to
          Registrant's Pre-Effective Amendment No. 1 to
          Registrant's  Form N-1A, File Nos.  333-39133
          and 811-8461)

          (i)   Opinion and Consent of Godfrey &  Kahn,
          S.C.  (previously  filed  as  Exhibit  10  to
          Registrant's Pre-Effective Amendment No. 1 to
          Registrant's  Form N-1A, File Nos.  333-39133
          and 811-8461)

          (j)       Consent of Ernst & Young LLP*

          (k)       None

          (l) Subscription Agreement (previously filed as Exhibit 13 to Registrant's Pre-Effective
          Amendment  No. 2 to Registrant's  Form  N-1A,
          File Nos. 333-39133 and 811-8461)

          (m.1)       Rule   12b-1   Distribution   and
          Shareholder Servicing Plan (previously filed as Exhibit 15.1 to Registrant's Pre-Effective
          Amendment  No. 1 to Registrant's  Form  N-1A,
          File Nos. 333-39133 and 811-8461)

          (m.2)      Form  of  12b-1 Related  Agreement
          (previously   filed  as   Exhibit   15.2   to
          Registrant's Pre-Effective Amendment No. 1 to
          Registrant's  Form N-1A, File Nos.  333-39133
          and 811-8461)

          (m.3)       Rule   12b-1   Distribution   and
          Shareholder   Servicing  Plan,   as   amended
          November   30,  1998  (previously  filed   as
          Exhibit  (m.3) to Registrant's Post-Effective
          Amendment  No. 2 to Registrant's  Form  N-1A,
          File Nos. 333-39133 and 811-8461)

          (m.4)       Form   of   Rule  12b-1   Related
          Agreement, as amended (previously filed as Exhibit (m.4) to Registrant's Post-Effective
          Amendment  No. 2 to Registrant's  Form  N-1A,
          File Nos. 333-39133 and 811-8461)

          (n)    Financial  Data  Schedule  (previously
          filed  as  Exhibit 27 to Registrant's  Annual
          Report for the year ended October 31, 1998, File Nos. 333-39133 and 811-8461)

          (o)       None

           (p)       Powers of Attorney for Directors and Officers
           (see signature page)
___________________

* To be filed by amendment.